UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	December 31, 2019

Date of reporting period:	January 1, 2019 — June 30, 2019

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, at the election of your insurance provider, you may not receive paper reports like this one in the mail from the insurance provider that offers your variable annuity contract or variable life insurance policy unless you specifically request it. Instead, they will be available on a website, and your insurance provider will notify you by mail whenever a new one is available, and provide you with a website link to access the report.

If you wish to continue to receive paper reports free of charge after January 1, 2021, please contact your insurance provider.

If you already receive these reports electronically, no action is required.

Message from the Trustees

August 8, 2019

Dear Shareholder:

If there is any lesson to be learned from constantly changing financial markets, it is the importance of positioning your investment portfolio for your long-term goals. We believe that one strategy is to diversify across different asset classes and investment approaches.

We also believe your mutual fund investment offers a number of advantages, including constant monitoring by experienced investment professionals who maintain a long-term perspective. Putnam’s portfolio managers and analysts take a research-intensive approach that includes risk management strategies designed to serve you through changing conditions.

Another key strategy, in our view, is seeking the counsel of a financial advisor. For over 80 years, Putnam has recognized the importance of professional investment advice. Your financial advisor can help in many ways, including defining and planning for goals such as retirement, evaluating the level of risk appropriate for you, and reviewing your investments on a regular basis and making adjustments as necessary.

As always, your fund’s Board of Trustees remains committed to protecting the interests of Putnam shareholders like you, and we thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). The fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. You can lose money by investing in the fund.

Performance summary (as of 6/30/19)

Investment objective

High current income consistent with what Putnam Investment Management, LLC, believes to be prudent risk

Net asset value June 30, 2019

Class IA: $11.22	Class IB: $11.11

Total return at net asset value

			Bloomberg
			Barclays U.S.
			Aggregate Bond
(as of 6/30/19)	Class IA shares*	Class IB shares†	Index
6 months	8.29%	8.10%	6.37%
1 year	8.49	8.20	7.87
5 years	16.89	15.44	15.64
Annualized	3.17	2.91	2.95
10 years	95.09	90.20	46.56
Annualized	6.91	6.64	3.90
Life	594.20	550.66	544.96
Annualized	6.36	6.14	6.13

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Income Fund 1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/19 to 6/30/19. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/18	0.59%	0.84%
Annualized expense ratio for the six-month
period ended 6/30/19	0.57%	0.82%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/19		ended 6/30/19
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$2.94	$4.23	$2.86	$4.11
Ending value
(after
expenses)	$1,082.90	$1,081.00	$1,021.97	$1,020.73

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/19. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

2 Putnam VT Income Fund

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Income Fund 3

The fund’s portfolio 6/30/19 (Unaudited)

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (42.8%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (10.4%)
Government National Mortgage Association
Pass-Through Certificates
5.00%, with due dates from 5/20/48 to 6/20/49 $2,235,799		$2,345,844
5.00%, 6/20/49 ##	34,000	36,338
5.00%, 5/20/49 ##	69,000	74,197
4.70%, with due dates from 5/20/67 to 8/20/67	326,964	365,111
4.627%, 6/20/67	102,875	114,320
4.508%, 3/20/67	98,370	108,576
4.50%, TBA, 7/1/49	5,000,000	5,212,110
4.50%, with due dates from 5/20/48 to 5/20/49	732,055	783,803
4.00%, TBA, 7/1/49	4,000,000	4,146,875
4.00%, with due dates from 2/20/48 to 5/20/48	1,859,941	1,945,272
3.50%, TBA, 7/1/49	5,000,000	5,164,844
3.50%, with due dates from 2/20/47 to 1/20/48	4,278,159	4,435,857
3.00%, TBA, 7/1/49	1,000,000	1,021,719
		25,754,866
U.S. Government Agency Mortgage Obligations (32.4%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	728,312	777,840
4.00%, 9/1/45	1,133,206	1,190,139
3.50%, with due dates from 8/1/43 to 2/1/47	4,361,173	4,522,641
3.00%, with due dates from 3/1/43 to 6/1/46	1,252,358	1,275,950
Federal National Mortgage Association
Pass-Through Certificates
5.00%, 3/1/38	10,333	11,344
4.50%, with due dates from 7/1/44 to 5/1/45	1,294,297	1,378,726
4.00%, with due dates from 9/1/45 to 6/1/46	1,734,288	1,816,444
3.50%, with due dates from 6/1/56 to 9/1/57	6,398,854	6,622,173
3.50%, with due dates from 7/1/43 to 1/1/47	2,146,246	2,219,090
3.50%, 9/1/37 [i]	606,085	622,423
3.00%, with due dates from 9/1/42 to 3/1/47	4,760,724	4,858,328
3.00%, 5/1/29 [i]	375,909	385,092
Uniform Mortgage Backed Securities
6.00%, TBA, 8/1/49	2,000,000	2,187,812
6.00%, TBA, 7/1/49	2,000,000	2,189,375
5.50%, TBA, 8/1/49	2,000,000	2,133,594
5.50%, TBA, 7/1/49	2,000,000	2,132,500
4.50%, TBA, 7/1/49	1,000,000	1,044,922
4.00%, TBA, 8/1/49	7,000,000	7,234,609
4.00%, TBA, 7/1/49	11,000,000	11,368,672
3.50%, TBA, 8/1/49	11,000,000	11,243,632
3.50%, TBA, 7/1/49	11,000,000	11,246,641
3.00%, TBA, 8/1/49	2,000,000	2,015,391
3.00%, TBA, 7/1/49	2,000,000	2,017,031
		80,494,369
Total U.S. government and agency mortgage
obligations (cost $105,960,953)		$106,249,235

MORTGAGE-BACKED SECURITIES (36.8%)*	Principal amount	Value

Agency collateralized mortgage obligations (15.6%)
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR
+ 1.70%), 4.104%, 10/25/27 (Bermuda)	$321,495	$323,103
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR
+ 1.35%), 3.754%, 8/25/28 (Bermuda)	452,000	452,814
Eagle RE, Ltd. 144A FRB Ser. 18-1, Class M1,
(1 Month US LIBOR + 1.70%), 4.104%, 11/25/28	630,000	623,700

MORTGAGE-BACKED
SECURITIES (36.8%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US
LIBOR) + 25.79%), 16.159%, 4/15/37	$172,854	$275,154
IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US
LIBOR) + 24.42%), 15.641%, 5/15/35	27,397	39,937
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US
LIBOR) + 23.80%), 15.018%, 11/15/35	126,300	195,009
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR)
+ 19.86%), 12.677%, 3/15/35	221,529	290,467
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US
LIBOR) + 16.95%), 10.826%, 6/15/34	119,819	140,088
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA2, Class M3, (1 Month US LIBOR
+ 5.15%), 7.554%, 11/25/28	586,000	655,926
Structured Agency Credit Risk Debt Notes FRB
Ser. 14-DN4, Class M3, (1 Month US LIBOR
+ 4.55%), 6.954%, 10/25/24	435,992	469,070
Structured Agency Credit Risk Debt FRN
Ser. 15-DN1, Class M3, (1 Month US LIBOR
+ 4.15%), 6.554%, 1/25/25	1,497,161	1,571,468
Structured Agency Credit Risk Debt FRN
Ser. 14-HQ2, Class M3, (1 Month US LIBOR
+ 3.75%), 6.154%, 9/25/24	250,000	272,495
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA3, Class M2, (1 Month US LIBOR
+ 2.85%), 5.254%, 4/25/28	1,531,942	1,558,739
Ser. 4601, Class PI, IO, 4.50%, 12/15/45	1,302,028	203,521
Ser. 4132, Class IP, IO, 4.50%, 11/15/42	960,896	111,811
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	442,927	75,745
Ser. 4018, Class DI, IO, 4.50%, 7/15/41	429,379	48,312
Ser. 3707, Class PI, IO, 4.50%, 7/15/25	143,725	5,115
IFB Ser. 4074, Class KS, IO, ((-1 x 1 Month US
LIBOR) + 6.70%), 4.306%, 2/15/41	1,146,919	159,135
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	1,556,137	219,804
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	1,009,404	165,240
IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR)
+ 6.00%), 3.606%, 5/15/41	300,083	303,691
Ser. 4165, Class AI, IO, 3.50%, 2/15/43	1,444,233	210,341
Ser. 4663, Class KI, IO, 3.50%, 11/15/42	2,498,384	169,715
Ser. 4182, Class GI, IO, 3.00%, 1/15/43	1,980,495	104,832
Ser. 4141, Class PI, IO, 3.00%, 12/15/42	1,164,622	109,444
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	2,709,129	231,658
Ser. 4176, Class DI, IO, 3.00%, 12/15/42	2,460,945	198,193
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,054,655	76,462
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	1,054,478	79,238
Ser. 315, PO, zero %, 9/15/43	1,945,649	1,659,376
Ser. 3835, Class FO, PO, zero %, 4/15/41	883,979	786,558
Ser. 3369, Class BO, PO, zero %, 9/15/37	4,409	3,839
Ser. 3391, PO, zero %, 4/15/37	28,145	24,673
Ser. 3300, PO, zero %, 2/15/37	38,044	33,318
Ser. 3175, Class MO, PO, zero %, 6/15/36	7,878	6,906
Ser. 3210, PO, zero %, 5/15/36	10,801	10,136
Ser. 3326, Class WF, zero %, 10/15/35 W	5,589	4,502
FRB Ser. 3117, Class AF, (1 Month US LIBOR
+ 0.00%), zero %, 2/15/36	6,866	5,458
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US
LIBOR) + 39.90%), 25.474%, 7/25/36	104,683	182,267
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US
LIBOR) + 24.57%), 15.751%, 3/25/36	148,208	238,590
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US
LIBOR) + 24.20%), 15.384%, 6/25/37	103,930	158,394

4 Putnam VT Income Fund

MORTGAGE-BACKED
SECURITIES (36.8%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US
LIBOR) + 23.10%), 14.685%, 11/25/35	$166,653	$223,184
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US
LIBOR) + 20.25%), 13.037%, 8/25/35	91,244	120,184
IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US
LIBOR) + 20.12%), 12.669%, 12/25/35	110,052	145,899
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US
LIBOR) + 17.39%), 11.143%, 11/25/34	25,682	30,079
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1M2, (1 Month US LIBOR + 6.00%), 8.404%,
9/25/28	910,400	1,006,850
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR)
+ 12.90%), 8.091%, 5/25/40	152,160	178,786
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 2M2, (1 Month US LIBOR + 5.00%), 7.404%,
7/25/25	362,078	386,964
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	2,055,207	307,562
Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	941,781	93,666
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	2,945,199	470,110
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	1,009,132	150,138
Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	1,456,468	157,385
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	1,038,269	111,378
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US
LIBOR) + 6.40%), 3.996%, 4/25/40	706,184	132,410
IFB Ser. 19-3, Class SA, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 3.696%, 2/25/49	5,407,266	897,552
IFB Ser. 18-94, Class SA, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 3.696%, 1/25/49	3,207,442	514,195
IFB Ser. 16-91, Class AS, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 3.696%, 12/25/46	2,715,545	447,685
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	899,953	100,783
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	915,381	80,086
Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	2,975,774	228,596
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	1,269,961	72,371
Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	1,538,178	75,854
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	719,399	27,774
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	817,636	33,522
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	2,210,051	151,024
Ser. 07-64, Class LO, PO, zero %, 7/25/37	9,427	8,783
Ser. 372, Class 1, PO, zero %, 8/25/36	19,600	17,817
Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	2,130,368	402,107
Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	932,287	166,730
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	801,562	164,481
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	85,048	10,720
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	1,191,510	250,217
Ser. 14-180, IO, 5.00%, 12/20/44	2,442,473	506,838
Ser. 14-76, IO, 5.00%, 5/20/44	698,631	141,127
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44	1,004,068	189,977
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	579,468	123,018
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	39,639	2,499
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	375,405	77,847
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,959,956	628,123
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,550,945	321,216
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	1,143,221	211,496
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	369,807	38,800
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	305,579	38,042
Ser. 12-129, IO, 4.50%, 11/16/42	712,882	153,555
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	592,760	109,827
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	591,546	112,536

MORTGAGE-BACKED
SECURITIES (36.8%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	$688,272	$153,313
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39	880,094	64,238
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	1,605,687	250,776
Ser. 15-94, IO, 4.00%, 7/20/45	293,379	58,186
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	373,831	38,949
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,569,916	308,179
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	1,478,428	162,627
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,772,252	325,893
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	759,844	92,354
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	808,332	109,321
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,230,212	222,900
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	4,036,738	773,762
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	762,122	101,363
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	802,383	50,510
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38	400,525	9,024
IFB Ser. 12-149, Class GS, IO, ((-1 x 1 Month US
LIBOR) + 6.20%), 3.817%, 12/20/42	3,063,218	540,413
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US
LIBOR) + 6.15%), 3.767%, 9/20/43	434,908	76,379
IFB Ser. 19-44, Class SA, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 3.667%, 4/20/49	2,519,068	325,131
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 3.667%, 2/20/41	1,785,672	301,454
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	918,182	104,811
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	1,186,907	114,008
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	1,776,215	137,657
Ser. 17-6, Class DI, IO, 3.50%, 1/20/44	1,425,094	72,054
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	743,898	98,113
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	881,436	113,185
Ser. 12-136, IO, 3.50%, 11/20/42	1,404,443	244,776
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	1,046,625	182,376
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	2,264,795	183,335
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,481,139	157,835
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	1,934,858	137,859
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	1,764,537	160,415
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	682,283	49,975
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	582,873	30,821
Ser. 17-H12, Class QI, IO, 2.363%, 5/20/67 W	3,326,415	381,799
Ser. 17-H18, Class CI, IO, 2.308%, 9/20/67 W	2,730,697	413,018
Ser. 19-H02, Class DI, IO, 2.301%, 11/20/68 W	4,378,055	558,202
Ser. 16-H27, Class BI, IO, 2.293%, 12/20/66 W	1,686,331	196,147
Ser. 16-H23, Class NI, IO, 2.254%, 10/20/66 W	6,936,755	781,772
Ser. 17-H08, Class NI, IO, 2.23%, 3/20/67 W	3,864,729	428,212
Ser. 16-H24, Class JI, IO, 2.19%, 11/20/66 W	1,412,831	174,838
Ser. 16-H11, Class HI, IO, 2.098%, 1/20/66 W	3,313,216	289,906
FRB Ser. 15-H16, Class XI, IO, 2.008%, 7/20/65 W	1,610,963	168,829
Ser. 16-H06, Class AI, IO, 1.995%, 2/20/66	3,532,196	323,129
Ser. 15-H15, Class JI, IO, 1.972%, 6/20/65 W	1,802,503	174,843
Ser. 15-H25, Class CI, IO, 1.952%, 10/20/65 W	2,391,527	217,151
Ser. 15-H13, Class AI, IO, 1.931%, 6/20/65 W	4,259,031	409,932
Ser. 17-H09, Class DI, IO, 1.898%, 3/20/67 W	3,647,111	344,594
Ser. 16-H02, Class HI, IO, 1.888%, 1/20/66 W	7,407,374	607,405
Ser. 17-H10, Class MI, IO, 1.862%, 4/20/67 W	3,773,286	355,444
Ser. 15-H12, Class AI, IO, 1.86%, 5/20/65 W	2,898,393	243,630
Ser. 15-H04, Class AI, IO, 1.85%, 12/20/64 W	3,447,454	284,415
Ser. 15-H20, Class AI, IO, 1.838%, 8/20/65 W	1,468,436	130,838
Ser. 15-H10, Class CI, IO, 1.816%, 4/20/65 W	1,720,346	152,839
Ser. 15-H12, Class GI, IO, 1.807%, 5/20/65 W	3,319,483	291,451
Ser. 16-H04, Class KI, IO, 1.787%, 2/20/66 W	3,130,038	234,753
Ser. 15-H12, Class EI, IO, 1.702%, 4/20/65 W	3,594,655	290,808

Putnam VT Income Fund 5

MORTGAGE-BACKED
SECURITIES (36.8%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-H09, Class BI, IO, 1.699%, 3/20/65 W	$2,115,304	$161,186
Ser. 16-H14, IO, 1.684%, 6/20/66 W	4,189,671	293,864
Ser. 15-H01, Class CI, IO, 1.634%, 12/20/64 W	2,525,871	116,352
Ser. 15-H22, Class EI, IO, 1.616%, 8/20/65 W	1,354,952	68,967
Ser. 15-H25, Class AI, IO, 1.614%, 9/20/65 W	2,952,973	229,741
Ser. 15-H17, Class CI, IO, 1.604%, 6/20/65 W	2,681,717	123,464
Ser. 17-H14, Class EI, IO, 1.559%, 6/20/67 W	4,990,330	430,416
Ser. 15-H28, Class DI, IO, 1.555%, 8/20/65 W	2,919,352	199,179
Ser. 14-H08, Class CI, IO, 1.495%, 3/20/64 W	3,452,205	172,745
Ser. 14-H11, Class GI, IO, 1.474%, 6/20/64 W	6,169,685	420,594
Ser. 14-H07, Class BI, IO, 1.468%, 5/20/64 W	5,742,878	430,716
Ser. 10-H19, Class GI, IO, 1.427%, 8/20/60 W	3,894,754	216,455
Ser. 10-151, Class KO, PO, zero %, 6/16/37	98,350	85,188
Ser. 06-36, Class OD, PO, zero %, 7/16/36	2,622	2,247
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1,
(1 Month US LIBOR + 1.60%), 3.83%, 10/25/28
(Bermuda)	247,000	247,965
		38,679,063
Commercial mortgage-backed securities (12.9%)
Banc of America Commercial Mortgage Trust
FRB Ser. 05-1, Class B, 5.687%, 11/10/42 W	429,946	388,835
FRB Ser. 07-1, Class XW, IO, 0.402%, 1/15/49 W	828,249	578
Banc of America Commercial Mortgage Trust 144A
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51 W	1,567,851	16
Banc of America Merrill Lynch Commercial
Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.597%, 11/10/41 W	637,490	143
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42 W	8,019,907	80
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45 W	534,000	475,260
FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41 W	9,594	—
Bear Stearns Commercial Mortgage Securities
Trust 144A
FRB Ser. 06-PW11, Class B, 5.809%, 3/11/39 W	1,103,970	783,653
FRB Ser. 06-PW14, Class X1, IO, 0.501%,
12/11/38 W	210,929	2,164
CD Commercial Mortgage Trust FRB Ser. 16-CD1,
Class XA, IO, 1.552%, 8/10/49 W	2,987,731	248,908
CD Commercial Mortgage Trust 144A FRB
Ser. 07-CD4, Class XW, IO, 0.728%, 12/11/49 W	247,289	2,703
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.939%, 12/15/47 W	131,000	136,202
FRB Ser. 11-C2, Class E, 5.939%, 12/15/47 W	597,000	599,290
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC19, Class XA, IO, 1.327%,
3/10/47 W	10,051,686	461,423
FRB Ser. 13-GC17, Class XA, IO, 1.195%,
11/10/46 W	3,795,835	148,103
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 15-GC27, Class D, 4.575%, 2/10/48 W	254,000	235,486
FRB Ser. 12-GC8, Class XA, IO, 1.939%, 9/10/45 W	3,215,431	147,199
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.951%, 5/10/47 W	795,000	837,978
FRB Ser. 14-UBS6, Class C, 4.605%, 12/10/47 W	154,000	157,244
FRB Ser. 14-CR19, Class XA, IO, 1.286%,
8/10/47 W	7,978,389	336,493
FRB Ser. 14-LC15, Class XA, IO, 1.272%,
4/10/47 W	5,797,245	250,870
FRB Ser. 13-CR11, Class XA, IO, 1.101%,
8/10/50 W	8,272,137	289,119

MORTGAGE-BACKED
SECURITIES (36.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
COMM Mortgage Trust
FRB Ser. 14-UBS6, Class XA, IO, 1.088%,
12/10/47 W	$9,110,825	$358,593
FRB Ser. 15-CR23, Class XA, IO, 1.084%,
5/10/48 W	5,743,672	203,832
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.498%, 5/15/45 W	215,000	220,260
FRB Ser. 14-CR17, Class D, 5.015%, 5/10/47 W	198,000	196,959
FRB Ser. 12-LC4, Class XA, IO, 2.29%, 12/10/44 W	4,060,324	175,970
FRB Ser. 06-C8, Class XS, IO, 0.698%, 12/10/46 W	1,324,575	54
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 5.91%, 9/15/39 W	12,006	12,006
FRB Ser. 07-C2, Class AX, IO, 0.048%, 1/15/49 W	3,427,584	5
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1,
Class C, 4.436%, 4/15/50 W	223,000	231,301
CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.936%, 4/15/50 W	605,000	572,711
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO,
0.935%, 12/15/49 W	7,608,907	328,774
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A,
Class D, 5.512%, 8/10/44 W	386,000	401,384
GE Commercial Mortgage Corp. Trust 144A FRB
Ser. 07-C1, Class XC, IO, 0.27%, 12/10/49 W	10,325,200	5,711
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.157%, 1/10/47 W	377,000	390,022
FRB Ser. 13-GC10, Class XA, IO, 1.657%,
2/10/46 W	6,356,609	360,928
FRB Ser. 13-GC12, Class XA, IO, 1.561%,
6/10/46 W	3,833,521	173,785
FRB Ser. 14-GC18, Class XA, IO, 1.187%,
1/10/47 W	5,564,878	214,877
FRB Ser. 14-GC22, Class XA, IO, 1.144%,
6/10/47 W	16,457,443	560,458
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.197%, 8/10/43 W	511,000	518,562
FRB Ser. 12-GC6, Class D, 5.84%, 1/10/45 W	27,000	27,671
FRB Ser. 14-GC24, Class D, 4.671%, 9/10/47 W	575,000	518,813
FRB Ser. 13-GC10, Class E, 4.542%, 2/10/46 W	538,000	460,186
FRB Ser. 11-GC5, Class XA, IO, 1.50%, 8/10/44 W	5,732,512	120,538
JPMBB Commercial Mortgage Securities Trust
Ser. 13-C17, Class AS, 4.458%, 1/15/47	318,000	340,980
FRB Ser. 14-C25, Class XA, IO, 1.079%,
11/15/47 W	3,841,586	131,605
FRB Ser. 14-C22, Class XA, IO, 1.01%, 9/15/47 W	11,145,814	398,815
FRB Ser. 13-C17, Class XA, IO, 0.931%, 1/15/47 W	5,395,922	167,274
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.713%, 8/15/46 W	441,000	385,806
FRB Ser. C14, Class D, 4.713%, 8/15/46 W	915,000	868,866
FRB Ser. 14-C23, Class D, 4.118%, 9/15/47 W	147,000	144,073
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	517,000	360,874
JPMorgan Chase Commercial Mortgage
Securities Corp. FRB Ser. 12-LC9, Class XA, IO,
1.662%, 12/15/47 W	4,147,619	206,883
JPMorgan Chase Commercial Mortgage
Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	380,346	350,059
FRB Ser. 16-JP2, Class XA, IO, 1.987%, 8/15/49 W	2,503,095	259,030
FRB Ser. 13-LC11, Class XA, IO, 1.403%,
4/15/46 W	4,272,606	192,267
FRB Ser. 13-C16, Class XA, IO, 1.109%,
12/15/46 W	5,115,202	177,870

6 Putnam VT Income Fund

MORTGAGE-BACKED
SECURITIES (36.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage
Securities Trust
FRB Ser. 07-LDPX, Class X, IO, 0.324%, 1/15/49 W	$2,849,772	$29
FRB Ser. 06-LDP8, Class X, IO, 0.285%, 5/15/45 W	541,189	602
JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-CB20, Class E, 6.389%, 2/12/51 W	350,000	343,000
FRB Ser. 11-C3, Class D, 5.852%, 2/15/46 W	248,000	245,331
FRB Ser. 11-C3, Class F, 5.852%, 2/15/46 W	635,000	636,797
FRB Ser. 12-C6, Class E, 5.32%, 5/15/45 W	588,000	554,871
FRB Ser. 12-C8, Class D, 4.805%, 10/15/45 W	413,000	420,131
FRB Ser. 12-LC9, Class D, 4.529%, 12/15/47 W	127,000	130,621
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	498,000	419,678
FRB Ser. 05-CB12, Class X1, IO, 0.513%, 9/12/37 W	490,717	1,362
FRB Ser. 06-LDP6, Class X1, IO, zero %, 4/15/43 W	502,834	5
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2,
Class XW, IO, 0.482%, 2/15/40 W	83,456	9
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C7, Class XCL, IO, 0.507%, 11/15/40 W	877,293	100
FRB Ser. 07-C2, Class XCL, IO, 0.482%, 2/15/40 W	1,809,161	189
LSTAR Commercial Mortgage Trust 144A FRB
Ser. 15-3, Class C, 3.273%, 4/20/48 W	435,000	410,670
Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 1.01%, 8/12/39 W	105,817	8
FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43 W	469,605	13
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.137%, 5/15/44 W	5,137	48
FRB Ser. 06-C4, Class X, IO, 6.527%, 7/15/45 W	34,741	229
ML-CFC Commercial Mortgage Trust 144A FRB
Ser. 06-4, Class XC, IO, 0.765%, 12/12/49 W	973,653	5,410
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.487%, 2/15/46 W	8,081,936	318,937
FRB Ser. 14-C17, Class XA, IO, 1.278%, 8/15/47 W	3,734,854	158,884
FRB Ser. 15-C25, Class XA, IO, 1.259%,
10/15/48 W	4,579,517	237,417
FRB Ser. 15-C26, Class XA, IO, 1.179%,
10/15/48 W	4,760,782	240,254
FRB Ser. 13-C12, Class XA, IO, 0.771%,
10/15/46 W	11,222,725	246,706
Morgan Stanley Bank of America Merrill Lynch
Trust 144A
FRB Ser. 13-C11, Class D, 4.499%, 8/15/46 W	319,000	167,475
FRB Ser. 13-C10, Class E, 4.218%, 7/15/46 W	893,000	793,198
FRB Ser. 13-C10, Class F, 4.218%, 7/15/46 W	273,000	227,701
Ser. 14-C17, Class E, 3.50%, 8/15/47	290,000	224,901
FRB Ser. 13-C13, Class XB, IO, 0.152%,
11/15/46 W	55,988,000	322,659
Morgan Stanley Capital I Trust
FRB Ser. 16-BNK2, Class XA, IO, 1.215%,
11/15/49 W	3,985,031	273,493
FRB Ser. 16-UB12, Class XA, IO, 0.928%,
12/15/49 W	6,056,915	257,419
Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.288%, 1/11/43 W	187,437	190,979
FRB Ser. 11-C3, Class E, 5.282%, 7/15/49 W	252,000	248,837
FRB Ser. 12-C4, Class XA, IO, 2.259%, 3/15/45 W	1,876,711	82,872
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8.00%, 12/28/38	859,373	71,670
UBS Commercial Mortgage Trust FRB Ser. 17-C7,
Class XA, IO, 1.217%, 12/15/50 W	5,335,253	360,109

MORTGAGE-BACKED
SECURITIES (36.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class C, 5.728%, 5/10/45 W	$354,000	$373,601
FRB Ser. 12-C1, Class XA, IO, 2.246%, 5/10/45 W	3,818,496	175,139
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class E, 5.048%, 5/10/63 W	816,000	726,534
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	629,000	459,347
Ser. 13-C6, Class E, 3.50%, 4/10/46	421,000	335,389
FRB Ser. 12-C2, Class XA, IO, 1.474%, 5/10/63 W	10,320,608	347,849
FRB Ser. 13-C6, Class XA, IO, 1.269%, 4/10/46 W	5,544,715	192,324
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C29, IO, 0.478%, 11/15/48 W	811,324	24
FRB Ser. 07-C34, IO, 0.123%, 5/15/46 W	1,418,631	14
Wells Fargo Commercial Mortgage Trust
FRB Ser. 14-LC16, Class XA, IO, 1.314%,
8/15/50 W	8,484,377	347,859
FRB Ser. 15-LC20, Class XB, IO, 0.625%,
4/15/50 W	13,766,000	356,402
Wells Fargo Commercial Mortgage Trust 144A
Ser. 14-LC16, Class D, 3.938%, 8/15/50	247,000	203,512
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C24, Class XA, IO, 1.013%, 1
1/15/47 W	6,923,043	229,326
FRB Ser. 14-C22, Class XA, IO, 0.974%,
9/15/57 W	16,623,728	582,096
FRB Ser. 13-C14, Class XA, IO, 0.869%,
6/15/46 W	18,364,457	477,476
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.397%, 6/15/44 W	92,000	90,204
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	402,000	315,694
FRB Ser. 12-C7, Class D, 4.97%, 6/15/45 W	231,000	222,506
FRB Ser. 13-C15, Class D, 4.622%, 8/15/46 W	919,000	746,889
FRB Ser. 12-C10, Class D, 4.586%, 12/15/45 W	1,274,000	1,079,860
Ser. 12-C7, Class F, 4.50%, 6/15/45 W	645,000	462,697
Ser. 13-C12, Class E, 3.50%, 3/15/48	164,000	137,449
FRB Ser. 12-C9, Class XA, IO, 2.065%, 11/15/45 W	3,854,607	225,495
FRB Ser. 11-C5, Class XA, IO, 1.886%, 11/15/44 W	4,077,246	121,363
FRB Ser. 12-C10, Class XA, IO, 1.703%,
12/15/45 W	6,541,388	294,140
FRB Ser. 13-C11, Class XA, IO, 1.346%, 3/15/45 W	6,009,583	218,152
FRB Ser. 12-C9, Class XB, IO, 0.876%, 11/15/45 W	8,807,000	197,065
		32,050,569
Residential mortgage-backed securities (non-agency) (8.3%)
BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2,
3.55%, 1/26/46 W	1,260,058	1,255,018
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M2,
(1 Month US LIBOR + 3.35%), 5.754%, 10/25/27
(Bermuda)	1,530,000	1,595,159
Carrington Mortgage Loan Trust FRB Ser. 06-NC2,
Class A4, (1 Month US LIBOR + 0.24%), 2.644%,
6/25/36	210,000	198,450
Chevy Chase Funding, LLC Mortgage-Backed
Certificates 144A FRB Ser. 04-3A, Class A2,
(1 Month US LIBOR + 0.30%), 2.704%, 8/25/35	157,341	157,026
Countrywide Alternative Loan Trust FRB
Ser. 07-OA6, Class A1A, (1 Month US LIBOR
+ 0.14%), 2.544%, 6/25/37	221,590	210,245
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA1, Class M3, (1 Month US LIBOR
+ 6.35%), 8.754%, 9/25/28	1,215,080	1,396,458

Putnam VT Income Fund 7

MORTGAGE-BACKED
SECURITIES (36.8%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
FRB Ser. 16-DNA3, Class M3, (1 Month US LIBOR
+ 5.00%), 7.404%, 12/25/28	$710,000	$784,758
Structured Agency Credit Risk Debt FRN
Ser. 13-DN2, Class M2, (1 Month US LIBOR
+ 4.25%), 6.654%, 11/25/23	273,203	294,764
Structured Agency Credit Risk Debt FRN
Ser. 14-DN2, Class M3, (1 Month US LIBOR
+ 3.60%), 6.004%, 4/25/24	310,000	329,758
Structured Agency Credit Risk Debt FRN
Ser. 17-HQA1, Class M2, (1 Month US LIBOR
+ 3.55%), 5.954%, 8/25/29	401,000	424,032
Structured Agency Credit Risk Debt FRN
Ser. 18-HQA1, Class M2, (1 Month US LIBOR
+ 2.30%), 4.704%, 9/25/30	200,000	199,948
Structured Agency Credit Risk Debt FRN
Ser. 18-DNA1, Class M2, (1 Month US LIBOR
+ 1.80%), 4.204%, 7/25/30	354,000	352,145
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN
Ser. 19-DNA1, Class B1, (1 Month US LIBOR
+ 4.65%), 7.054%, 1/25/49	300,000	322,081
Structured Agency Credit Risk Debt FRN
Ser. 19-DNA2, Class B1, (1 Month US LIBOR
+ 4.35%), 6.754%, 3/25/49	90,000	93,677
Structured Agency Credit Risk Debt FRN
Ser. 18-DNA2, Class B1, (1 Month US LIBOR
+ 3.70%), 6.104%, 12/25/30	310,000	316,667
Structured Agency Credit Risk Trust FRN
Ser. 19-DNA1, Class M2, (1 Month US LIBOR
+ 2.65%), 5.054%, 1/25/49	200,000	203,723
Structured Agency Credit Risk Debt FRN
Ser. 19-DNA2, Class M2, (1 Month US LIBOR
+ 2.45%), 4.854%, 3/25/49	1,000,000	1,013,680
Seasoned Credit Risk Transfer Trust Ser. 19-2,
Class M, 4.75%, 8/25/58 W	235,000	229,025
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 2M2, (1 Month US LIBOR + 5.90%), 8.304%,
10/25/28	1,558,817	1,712,137
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 2M2, (1 Month US LIBOR + 5.55%), 7.954%,
4/25/28	153,225	166,404
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 1M2, (1 Month US LIBOR + 5.30%), 7.704%,
10/25/28	1,464,000	1,632,249
Connecticut Avenue Securities FRB Ser. 16-C06,
Class 1M2, (1 Month US LIBOR + 4.25%), 6.654%,
4/25/29	69,000	74,667
Connecticut Avenue Securities FRB Ser. 17-C01,
Class 1M2, (1 Month US LIBOR + 3.55%), 5.954%,
7/25/29	1,115,000	1,178,202
Connecticut Avenue Securities FRB Ser. 17-C06,
Class 2M2, (1 Month US LIBOR + 2.80%), 5.204%,
2/25/30	110,000	112,570
Connecticut Avenue Securities FRB Ser. 18-C04,
Class 2M2, (1 Month US LIBOR + 2.55%), 4.954%,
12/25/30	570,000	579,651
Connecticut Avenue Securities FRB Ser. 18-C05,
Class 1M2, (1 Month US LIBOR + 2.35%), 4.754%,
1/25/31	395,000	398,484

MORTGAGE-BACKED
SECURITIES (36.8%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB
Ser. 19-R01, Class 2M2, (1 Month US LIBOR
+ 2.45%), 4.854%, 7/25/31	$167,000	$168,927
Connecticut Avenue Securities Trust FRB
Ser. 19-R04, Class 2M2, (1 Month US LIBOR
+ 0.00%), 4.504%, 6/25/39	110,000	110,374
FIRSTPLUS Home Loan Owner Trust Ser. 97-3,
Class B1, 7.79%, 11/10/23 (In default) †	77,731	8
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2,
Class A2, 4.25%, 1/25/59	250,000	243,550
Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB1, 3.253%, 8/26/47 W	180,000	177,927
NovaStar Mortgage Funding Trust FRB Ser. 04-2,
Class M4, (1 Month US LIBOR + 1.80%), 4.23%,
9/25/34	327,257	323,729
Oaktown Re, Ltd. 144A FRB Ser. 18-1A, Class M2,
(1 Month US LIBOR + 2.85%), 5.254%, 7/25/28
(Bermuda)	200,000	202,994
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2,
(1 Month US LIBOR + 2.70%), 5.104%, 3/25/28
(Bermuda)	200,000	201,063
Structured Asset Investment Loan Trust FRB
Ser. 04-10, Class A10, (1 Month US LIBOR
+ 0.90%), 3.304%, 11/25/34	317,959	318,646
Structured Asset Securities Corp. Mortgage Loan
Trust FRB Ser. 06-AM1, Class A4, (1 Month US
LIBOR + 0.16%), 2.564%, 4/25/36	175,018	174,723
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A2B, (1 Month US LIBOR
+ 0.80%), 3.204%, 1/25/45	142,730	138,342
FRB Ser. 05-AR13, Class A1C4, (1 Month US
LIBOR + 0.43%), 2.834%, 10/25/45	2,023,998	1,997,655
FRB Ser. 05-AR17, Class A1B2, (1 Month US
LIBOR + 0.41%), 2.814%, 12/25/45	1,144,356	1,113,687
Wells Fargo Mortgage Backed Securities Trust FRB
Ser. 05-AR16, Class 6A4, 4.905%, 10/25/35 W	82,026	81,530
		20,484,133

Total mortgage-backed securities (cost $92,117,387)		$91,213,765

CORPORATE BONDS AND NOTES (32.4%)*	Principal amount	Value

Basic materials (1.4%)
Celanese US Holdings, LLC company
guaranty sr. unsec. notes 5.875%, 6/15/21
(Germany)	$50,000	$52,989
Celanese US Holdings, LLC company
guaranty sr. unsec. notes 3.50%, 5/8/24
(Germany)	360,000	369,550
Celanese US Holdings, LLC company
guaranty sr. unsec. unsub. notes 4.625%,
11/15/22 (Germany)	50,000	52,837
CF Industries, Inc. 144A company
guaranty sr. notes 4.50%, 12/1/26	626,000	650,894
Georgia-Pacific, LLC 144A company
guaranty sr. unsec. notes 5.40%, 11/1/20	110,000	114,329
Glencore Finance Canada, Ltd. 144A company
guaranty sr. unsec. unsub. notes 6.00%, 11/15/41
(Canada)	7,000	7,516
Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	7,000	7,390
Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	127,000	129,870

8 Putnam VT Income Fund

CORPORATE BONDS
AND NOTES (32.4%)* cont.	Principal amount	Value

Basic materials cont.
International Flavors & Fragrances, Inc.
sr. unsec. notes 4.45%, 9/26/28	$369,000	$403,243
International Paper Co. sr. unsec.
unsub. notes 3.00%, 2/15/27	95,000	93,995
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45
(Canada)	46,000	50,953
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29
(Canada)	568,000	614,195
Sherwin-Williams Co. (The) sr. unsec.
unsub. bonds 3.45%, 6/1/27	257,000	264,499
Sherwin-Williams Co. (The) sr. unsec.
unsub. notes 2.75%, 6/1/22	50,000	50,513
Westlake Chemical Corp. company
guaranty sr. unsec. unsub. bonds 4.375%,
11/15/47	33,000	31,097
Westlake Chemical Corp. company
guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	191,000	194,008
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 8.20%, 1/15/30	105,000	141,526
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 7.95%, 2/15/31	39,000	52,163
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%,
3/15/32 R	133,000	185,952
		3,467,519
Capital goods (0.9%)
Johnson Controls International PLC sr. unsec.
unsub. bonds 4.50%, 2/15/47	135,000	137,118
L3 Technologies, Inc. company guaranty sr. unsec.
bonds 3.85%, 12/15/26	233,000	243,895
L3 Technologies, Inc. company guaranty sr. unsec.
notes 4.40%, 6/15/28	149,000	162,723
Northrop Grumman Corp. sr. unsec.
unsub. notes 3.25%, 1/15/28	411,000	421,903
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	459,000	484,084
United Technologies Corp. sr. unsec.
unsub. notes 4.125%, 11/16/28	200,000	219,720
Waste Connections, Inc. sr. unsec.
sub. bonds 3.50%, 5/1/29	645,000	671,437
		2,340,880
Communication services (4.0%)
American Tower Corp. sr. unsec.
unsub. bonds 3.55%, 7/15/27 R	282,000	287,443
American Tower Corp. sr. unsec.
unsub. bonds 3.375%, 10/15/26 R	25,000	25,431
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	535,000	566,065
AT&T, Inc. sr. unsec. sub. notes 3.80%, 2/15/27	335,000	348,626
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26	85,000	84,406
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	1,415,000	1,524,070
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	335,000	353,765
CC Holdings GS V, LLC/Crown Castle GS III Corp.
company guaranty sr. notes 3.849%, 4/15/23	43,000	44,925
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 6.484%, 10/23/45	304,000	358,206
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. notes 4.908%, 7/23/25	83,000	90,108
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 5.375%, 5/1/47	261,000	275,404
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.999%, 11/1/49	171,000	180,323

CORPORATE BONDS
AND NOTES (32.4%)* cont.	Principal amount	Value

Communication services cont.
Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.50%, 11/15/35	$30,000	$40,685
Comcast Corp. company guaranty sr. unsec.
unsub. notes 3.15%, 3/1/26	380,000	393,293
Cox Communications, Inc. 144A sr. unsec.
bonds 3.50%, 8/15/27	165,000	168,090
Crown Castle International Corp. sr. unsec.
bonds 3.80%, 2/15/28 R	351,000	364,529
Crown Castle International Corp. sr. unsec.
bonds 3.65%, 9/1/27 R	166,000	170,946
Crown Castle International Corp. sr. unsec.
notes 4.875%, 4/15/22 R	43,000	45,617
Crown Castle International Corp. sr. unsec.
notes 4.75%, 5/15/47 R	54,000	58,197
Crown Castle International Corp. sr. unsec.
notes 3.15%, 7/15/23 R	50,000	50,968
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27 R	510,000	546,705
Rogers Communications, Inc. company
guaranty sr. unsec. unsub. notes 4.50%, 3/15/43
(Canada)	95,000	103,973
Sprint Spectrum Co., LLC/Sprint Spectrum Co.
II, LLC/Sprint Spectrum Co. III, LLC 144A
company guaranty sr. notes 3.36%, 9/20/21	270,000	270,070
Telefonica Emisiones SA company
guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	208,000	219,661
Verizon Communications, Inc. sr. unsec.
unsub. bonds 4.672%, 3/15/55	125,000	141,762
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.40%, 11/1/34	85,000	94,233
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.329%, 9/21/28	1,846,000	2,045,730
Verizon Communications, Inc. sr. unsec.
unsub. notes 2.625%, 8/15/26	300,000	298,053
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 5.125%, 4/15/27 (Canada)	287,000	299,557
Vodafone Group PLC sr. unsec.
unsub. notes 4.375%, 5/30/28 (United Kingdom)	463,000	500,497
		9,951,338
Consumer cyclicals (3.1%)
Alimentation Couche-Tard, Inc. 144A company
guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	588,000	598,329
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	150,000	170,314
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	217,000	228,103
Autonation, Inc. company guaranty sr. unsec.
notes 4.50%, 10/1/25	30,000	31,077
Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 2/1/20	177,000	179,677
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 3.95%, 8/14/28	388,000	417,671
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 3.40%, 8/13/21	40,000	40,770
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 2.80%, 4/11/26	360,000	362,759
CBS Corp. company guaranty sr. unsec.
bonds 4.20%, 6/1/29	675,000	715,042
CBS Corp. company guaranty sr. unsec.
unsub. bonds 2.90%, 1/15/27	87,000	84,405
CBS Corp. company guaranty sr. unsec.
unsub. notes 4.60%, 1/15/45	235,000	242,932
CBS Corp. company guaranty sr. unsec.
unsub. notes 4.00%, 1/15/26	25,000	26,160

Putnam VT Income Fund 9

CORPORATE BONDS
AND NOTES (32.4%)* cont.	Principal amount	Value

Consumer cyclicals cont.
D.R. Horton, Inc. company guaranty sr. unsec.
sub. notes 5.75%, 8/15/23	$120,000	$131,589
Dollar General Corp. sr. unsec. sub. notes 3.25%,
4/15/23	135,000	138,672
Ecolab, Inc. sr. unsec. unsub. notes 3.25%,
12/1/27	180,000	187,392
Fox Corp. 144A company guaranty sr. unsec.
notes 4.03%, 1/25/24	80,000	85,092
General Motors Co. sr. unsec. notes 4.875%,
10/2/23	130,000	137,866
General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 4.00%, 10/6/26	135,000	136,128
General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	37,000	38,138
Hilton Domestic Operating Co., Inc. company
guaranty sr. unsec. sub. notes 4.25%, 9/1/24	50,000	50,750
Hilton Domestic Operating Co., Inc. 144A company
guaranty sr. unsec. unsub. bonds 4.875%, 1/15/30	50,000	51,500
Hilton Worldwide Finance, LLC/Hilton Worldwide
Finance Corp. company guaranty sr. unsec.
notes 4.875%, 4/1/27	210,000	217,024
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%,
8/1/28 (United Kingdom)	230,000	250,987
IHS Markit, Ltd. 144A company
guaranty notes 4.75%, 2/15/25 (United Kingdom)	249,000	267,053
IHS Markit, Ltd. 144A company guaranty sr. unsec.
notes 4.00%, 3/1/26 (United Kingdom)	106,000	109,446
Interpublic Group of Cos., Inc. (The) sr. unsec.
sub. bonds 4.65%, 10/1/28	517,000	564,614
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	343,000	339,524
Omnicom Group, Inc. company guaranty sr. unsec.
unsub. notes 3.60%, 4/15/26	130,000	132,986
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	124,000	128,299
S&P Global, Inc. company guaranty sr. unsec.
unsub. notes 4.40%, 2/15/26	145,000	159,780
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.00%, 8/1/27	755,000	767,269
Standard Industries, Inc. 144A sr. unsec.
notes 5.00%, 2/15/27	115,000	116,438
Total System Services, Inc. sr. unsec.
unsub. notes 4.00%, 6/1/23	210,000	219,251
TWDC Enterprises 18 Corp. 144A company
guaranty sr. unsec. bonds 7.75%, 12/1/45	217,000	362,946
TWDC Enterprises 18 Corp. 144A company
guaranty sr. unsec. notes 7.75%, 1/20/24	61,000	74,321
		7,764,304
Consumer staples (1.5%)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev
Worldwide, Inc. company guaranty sr. unsec.
unsub. notes 3.65%, 2/1/26	365,000	383,781
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	278,000	340,691
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	34,000	37,823
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	334,000	379,159
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 4.15%, 1/23/25	278,000	301,136
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	535,000	535,669
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	23,582	26,210

CORPORATE BONDS
AND NOTES (32.4%)* cont.	Principal amount	Value

Consumer staples cont.
CVS Pass-Through Trust 144A sr. mtge.
notes 7.507%, 1/10/32	$208,652	$252,016
CVS Pass-Through Trust 144A sr. mtge.
notes 4.704%, 1/10/36	113,392	120,339
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. bonds 4.50%, 2/15/45	40,000	42,256
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 7.00%, 10/15/37	88,000	120,195
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 5.625%, 3/15/42	147,000	177,649
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 3.85%, 11/15/24	23,000	24,322
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	419,000	458,720
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	105,000	112,533
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	129,000	134,160
Walgreens Boots Alliance, Inc. sr. unsec.
bonds 3.45%, 6/1/26	3,000	3,029
Walgreens Boots Alliance, Inc. sr. unsec.
unsub. notes 3.30%, 11/18/21	205,000	209,039
		3,658,727
Energy (2.4%)
BP Capital Markets America, Inc. company
guaranty sr. unsec. notes 3.119%, 5/4/26	387,000	394,372
BP Capital Markets America, Inc. company
guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	835,000	909,497
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.125%, 6/30/27	809,000	878,777
Concho Resources, Inc. company
guaranty sr. unsec. notes 3.75%, 10/1/27	238,000	246,275
Devon Energy Corp. sr. unsec. unsub. notes 5.85%,
12/15/25	110,000	130,320
Energy Transfer Operating LP company
guaranty sr. unsec. bonds 6.25%, 4/15/49	182,000	215,642
Energy Transfer Partners LP company
guaranty sr. unsec. notes 5.875%, 1/15/24	301,000	335,063
Energy Transfer Partners LP jr. unsec. sub. FRB
Ser. B, 6.625%, perpetual maturity	499,000	466,565
Energy Transfer Partners LP sr. unsec.
unsub. bonds 6.125%, 12/15/45	175,000	198,278
Energy Transfer Partners LP sr. unsec.
unsub. notes 5.20%, 2/1/22	21,000	22,190
EOG Resources, Inc. sr. unsec.
unsub. notes 4.15%, 1/15/26	500,000	544,481
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	277,000	262,992
Equinor ASA company guaranty sr. unsec.
notes 5.10%, 8/17/40 (Norway)	25,000	31,165
Sabine Pass Liquefaction, LLC sr. bonds 4.20%,
3/15/28	76,000	80,006
Sabine Pass Liquefaction, LLC sr. notes 5.00%,
3/15/27	103,000	112,935
Shell International Finance BV company
guaranty sr. unsec. unsub. notes 2.875%, 5/10/26
(Netherlands)	230,000	235,200
Spectra Energy Partners LP sr. unsec.
notes 3.375%, 10/15/26	145,000	147,878
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	143,000	143,358

10 Putnam VT Income Fund

CORPORATE BONDS
AND NOTES (32.4%)* cont.	Principal amount	Value

Energy cont.
Transcanada Trust company guaranty jr. unsec.
sub. FRB 5.30%, 3/15/77 (Canada)	$259,000	$248,742
Williams Partners LP sr. unsec. sub. notes 4.30%,
3/4/24	303,000	321,404
		5,925,140
Financials (10.2%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%,
10/1/28	327,000	350,459
Air Lease Corp. sr. unsec. unsub. notes 3.625%,
4/1/27	245,000	246,256
Ally Financial, Inc. sub. unsec. notes 5.75%,
11/20/25	150,000	165,923
American International Group, Inc. jr. unsec.
sub. FRB 8.175%, 5/15/58	434,000	555,520
Aon PLC company guaranty sr. unsec.
unsub. notes 4.25%, 12/12/42	264,000	264,628
Australia & New Zealand Banking Group,
Ltd./United Kingdom 144A jr. unsec. sub. FRB
6.75%, perpetual maturity (United Kingdom)	200,000	220,750
AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual
maturity (France)	279,000	316,140
Banco Santander SA sr. unsec.
unsub. notes 4.379%, 4/12/28 (Spain)	400,000	424,184
Banco Santander SA unsec. sub. notes 5.179%,
11/19/25 (Spain)	200,000	217,181
Bank of America Corp. jr. unsec.
sub. bonds Ser. JJ, 5.125%, perpetual maturity	830,000	835,188
Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity	245,000	264,600
Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	40,000	44,100
Bank of America Corp. unsec. sub. FRN (BBA LIBOR
USD 3 Month + 0.76%), 3.17%, 9/15/26	100,000	93,739
Bank of America Corp. unsec. sub. notes 6.11%,
1/29/37	300,000	382,182
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32
(Canada)	161,000	163,271
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. notes 4.30%, 5/15/43	246,000	275,683
BGC Partners, Inc. sr. unsec. notes 5.125%,
5/27/21	45,000	46,216
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25
(France)	517,000	544,901
Cantor Fitzgerald LP 144A unsec. notes 6.50%,
6/17/22	74,000	79,598
Capital One Financial Corp. unsec.
sub. notes 4.20%, 10/29/25	225,000	236,297
CBRE Services, Inc. company guaranty sr. unsec.
notes 5.25%, 3/15/25	22,000	24,285
CBRE Services, Inc. company guaranty sr. unsec.
unsub. notes 4.875%, 3/1/26	163,000	177,421
CIT Group, Inc. sr. unsec. sub. notes 5.00%,
8/1/23	100,000	106,875
CIT Group, Inc. sr. unsec. unsub. notes 5.25%,
3/7/25	994,000	1,089,672
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	484,000	504,386
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	53,000	59,946
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,066,000	1,148,514
CNO Financial Group, Inc. sr. unsec.
unsub. notes 5.25%, 5/30/25	70,000	75,425

CORPORATE BONDS
AND NOTES (32.4%)* cont.	Principal amount	Value

Financials cont.
Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA/Netherlands company guaranty unsec.
sub. notes 4.625%, 12/1/23 (Netherlands)	$250,000	$266,602
Credit Agricole SA 144A unsec. sub. FRN 4.00%,
1/10/33 (France)	400,000	403,453
Credit Suisse Group AG 144A jr. unsec. sub. FRN
6.25%, perpetual maturity (Switzerland)	225,000	233,438
Credit Suisse Group AG 144A sr. unsec.
bonds 3.869%, 1/12/29 (Switzerland)	250,000	257,726
Digital Realty Trust LP company
guaranty sr. unsec. bonds 4.45%, 7/15/28 R	589,000	638,525
Fairfax Financial Holdings, Ltd. sr. unsec.
notes 4.85%, 4/17/28 (Canada)	910,000	959,474
Fairfax US, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 8/13/24	25,000	26,444
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%,
perpetual maturity	94,000	93,060
Five Corners Funding Trust 144A sr. unsec.
bonds 4.419%, 11/15/23	235,000	252,263
Goldman Sachs Group, Inc. (The) sr. unsec. FRB
4.223%, 5/1/29	1,469,000	1,575,515
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 3.85%, 1/26/27	475,000	496,468
Goldman Sachs Group, Inc. (The) unsec.
sub. notes 6.75%, 10/1/37	356,000	463,119
Hartford Financial Services Group, Inc. (The)
sr. unsec. unsub. notes 6.625%, 3/30/40	46,000	59,855
Hospitality Properties Trust sr. unsec.
notes 4.375%, 2/15/30 R	142,000	135,561
Hospitality Properties Trust sr. unsec.
unsub. notes 4.50%, 3/15/25 R	95,000	94,998
HSBC Holdings PLC jr. unsec. sub. FRB 6.375%,
perpetual maturity (United Kingdom)	500,000	525,750
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23
(Netherlands)	520,000	574,878
JPMorgan Chase & Co. jr. unsec. bonds 6.10%,
perpetual maturity	87,000	93,727
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z,
5.30%, perpetual maturity	342,000	345,957
JPMorgan Chase & Co. sr. unsec. unsub. FRB
3.964%, 11/15/48	1,037,000	1,100,247
KKR Group Finance Co. VI, LLC 144A company
guaranty sr. unsec. bonds 3.75%, 7/1/29	460,000	472,090
KKR Group Finance Co., LLC 144A company
guaranty sr. unsec. unsub. notes 6.375%, 9/29/20	45,000	47,098
Marsh & McLennan Cos., Inc. sr. unsec.
sub. notes 4.375%, 3/15/29	445,000	490,967
Massachusetts Mutual Life Insurance Co. 144A
unsec. sub. notes 8.875%, 6/1/39	280,000	459,328
MetLife Capital Trust IV 144A jr. unsec.
sub. notes 7.875%, 12/15/37	559,000	704,340
MetLife, Inc. jr. unsec. sub. notes 6.40%,
12/15/36	85,000	97,188
Mitsubishi UFJ Financial Group, Inc. sr. unsec.
unsub. notes 3.85%, 3/1/26 (Japan)	200,000	212,248
Morgan Stanley sr. unsec. unsub. notes 4.375%,
1/22/47	760,000	845,955
Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	75,000	71,834
OneAmerica Financial Partners, Inc. 144A
sr. unsec. notes 7.00%, 10/15/33	515,000	652,698

Putnam VT Income Fund 11

CORPORATE BONDS
AND NOTES (32.4%)* cont.	Principal amount	Value

Financials cont.
Prudential Financial, Inc. jr. unsec. sub. FRN
5.625%, 6/15/43	$66,000	$69,713
Prudential Financial, Inc. jr. unsec. sub. FRN
5.20%, 3/15/44	232,000	240,990
Prudential Financial, Inc. sr. unsec.
notes 6.625%, 6/21/40	39,000	54,361
Royal Bank of Canada unsec. sub. notes Ser. GMTN,
4.65%, 1/27/26 (Canada)	140,000	152,808
Royal Bank of Scotland Group PLC sr. unsec.
unsub. FRB 4.892%, 5/18/29 (United Kingdom)	400,000	427,020
Royal Bank of Scotland Group PLC sr. unsec.
unsub. notes 3.875%, 9/12/23 (United Kingdom)	200,000	205,210
Santander UK PLC 144A unsec. sub. notes 5.00%,
11/7/23 (United Kingdom)	50,000	52,922
Sumitomo Mitsui Financial Group, Inc. 144A unsec.
sub. bonds 4.436%, 4/2/24 (Japan)	410,000	431,104
Teachers Insurance & Annuity Association
of America 144A unsec. sub. notes 6.85%,
12/16/39	207,000	293,397
Toronto-Dominion Bank (The) unsec. sub. FRB
3.625%, 9/15/31 (Canada)	180,000	183,430
UBS Group Funding Switzerland AG company
guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%,
perpetual maturity (Switzerland)	247,000	264,687
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U,
5.875%, perpetual maturity	115,000	124,631
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT,
6.60%, 1/15/38	860,000	1,196,003
Willis Towers Watson PLC company
guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	145,000	152,275
		25,412,697
Health care (3.0%)
Allergan Funding SCS company guaranty sr. unsec.
notes 3.45%, 3/15/22 (Luxembourg)	37,000	37,778
Allergan Funding SCS company guaranty sr. unsec.
unsub. notes 3.80%, 3/15/25 (Luxembourg)	130,000	134,910
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	264,000	288,312
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	100,000	98,456
Anthem, Inc. sr. unsec. unsub. notes 4.625%,
5/15/42	29,000	31,568
Becton Dickinson and Co. sr. unsec.
unsub. bonds 3.70%, 6/6/27	99,000	103,374
Bristol-Myers Squibb Co. 144A sr. unsec.
bonds 3.40%, 7/26/29	1,640,000	1,716,984
Cigna Corp. 144A sr. unsub. notes 3.75%, 7/15/23	265,000	275,900
CVS Health Corp. sr. unsec. unsub. notes 4.78%,
3/25/38	372,000	388,061
CVS Health Corp. sr. unsec. unsub. notes 3.70%,
3/9/23	80,000	82,732
Elanco Animal Health, Inc. sr. unsec.
notes Ser. WI, 4.90%, 8/28/28	1,013,000	1,131,333
HCA, Inc. company guaranty sr. bonds 5.25%,
6/15/26	81,000	89,684
HCA, Inc. company guaranty sr. notes 4.125%,
6/15/29	625,000	642,487
HCA, Inc. company guaranty sr. sub. bonds 5.50%,
6/15/47	109,000	116,456
HCA, Inc. company guaranty sr. sub. notes 5.00%,
3/15/24	95,000	103,497
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%,
2/10/45	160,000	169,235

CORPORATE BONDS
AND NOTES (32.4%)* cont.	Principal amount	Value

Health care cont.
Novartis Capital Corp. company
guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	$265,000	$291,894
Omega Healthcare Investors, Inc. company
guaranty sr. unsec. bonds 5.25%, 1/15/26 R	15,000	16,275
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	125,000	128,955
Service Corp. International sr. unsec.
notes 4.625%, 12/15/27	75,000	76,594
Shire Acquisitions Investments Ireland DAC
company guaranty sr. unsec. unsub. notes 3.20%,
9/23/26 (Ireland)	175,000	176,528
Shire Acquisitions Investments Ireland DAC
company guaranty sr. unsec. unsub. notes 2.875%,
9/23/23 (Ireland)	90,000	90,880
UnitedHealth Group, Inc. sr. unsec. notes 2.95%,
10/15/27	160,000	162,713
UnitedHealth Group, Inc. sr. unsec.
unsub. notes 3.85%, 6/15/28	521,000	564,297
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	458,000	488,063
		7,406,966
Technology (3.2%)
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	416,000	405,101
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	200,000	211,510
Apple, Inc. sr. unsec. unsub. notes 4.375%,
5/13/45	349,000	397,769
Broadcom Corp./Broadcom Cayman Finance, Ltd.
company guaranty sr. unsec. unsub. notes 3.875%,
1/15/27	454,000	444,875
Cisco Systems, Inc. sr. unsec.
unsub. notes 2.50%, 9/20/26	120,000	120,756
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. notes 6.02%, 6/15/26	155,000	170,993
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. bonds 8.35%, 7/15/46	56,000	70,699
Fidelity National Information Services, Inc.
sr. unsec. notes 3.75%, 5/21/29	534,000	567,296
Fidelity National Information Services, Inc.
sr. unsec. notes 3.00%, 8/15/26	36,000	36,427
Fidelity National Information Services, Inc.
sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	319,000	347,821
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	685,000	704,100
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	574,000	621,401
Legrand France SA sr. unsec. unsub. notes 8.50%,
2/15/25 (France)	99,000	128,508
Microchip Technology, Inc. company
guaranty sr. notes 4.333%, 6/1/23	432,000	450,469
Microsoft Corp. sr. unsec. unsub. bonds 2.40%,
8/8/26	545,000	547,756
Microsoft Corp. sr. unsec. unsub. notes 3.70%,
8/8/46	644,000	696,059
Oracle Corp. sr. unsec. unsub. notes 2.65%,
7/15/26	635,000	637,904
Salesforce.com, Inc. sr. unsec.
unsub. notes 3.70%, 4/11/28	717,000	773,024
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	119,000	120,709
Western Digital Corp. company guaranty sr. unsec.
notes 4.75%, 2/15/26	357,000	350,235
		7,803,412
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. bonds 3.40%, 11/15/26	219,000	218,791
		218,791

12 Putnam VT Income Fund

CORPORATE BONDS
AND NOTES (32.4%)* cont.	Principal amount	Value

Utilities and power (2.6%)
AES Corp./Virginia (The) sr. unsec.
unsub. notes 5.125%, 9/1/27	$97,000	$102,335
American Electric Power Co., Inc. sr. unsec.
unsub. notes Ser. J, 4.30%, 12/1/28	530,000	580,903
Appalachian Power Co. sr. unsec.
unsub. notes Ser. L, 5.80%, 10/1/35	46,000	55,229
Berkshire Hathaway Energy Co. sr. unsec.
bonds 6.50%, 9/15/37	45,000	59,259
Berkshire Hathaway Energy Co. sr. unsec.
unsub. bonds 6.125%, 4/1/36	21,000	28,100
Commonwealth Edison Co. sr. mtge. bonds 5.875%,
2/1/33	47,000	58,980
Consolidated Edison Co. of New York, Inc.
sr. unsec. unsub. notes 4.20%, 3/15/42	107,000	115,199
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	180,000	182,584
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	505,000	542,119
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	72,000	75,845
El Paso Natural Gas Co., LLC company
guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	254,000	342,897
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%,
12/1/26 (Canada)	95,000	103,253
Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	409,000	423,632
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B,
3.90%, 7/15/27	30,000	31,507
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C,
4.85%, 7/15/47	79,000	89,804
FirstEnergy Transmission, LLC 144A sr. unsec.
unsub. notes 5.45%, 7/15/44	430,000	510,894
IPALCO Enterprises, Inc. sr. sub. notes 3.70%,
9/1/24	162,000	167,696
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	95,305
Kinder Morgan, Inc. company guaranty sr. unsec.
unsub. notes 3.15%, 1/15/23	85,000	86,465
NextEra Energy Capital Holdings, Inc. company
guaranty jr. unsec. sub. FRB 4.80%, 12/1/77	209,000	196,460
NRG Energy, Inc. 144A company
guaranty sr. bonds 4.45%, 6/15/29	763,000	793,890
NRG Energy, Inc. 144A company
guaranty sr. notes 3.75%, 6/15/24	325,000	333,891
Oncor Electric Delivery Co., LLC sr. notes 5.75%,
3/15/29	161,000	199,025
PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	37,000	49,890
PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 3.40%, 6/1/23	10,000	10,249
Vistra Operations Co., LLC 144A sr. bonds 4.30%,
7/15/29	306,000	310,210
Vistra Operations Co., LLC 144A sr. notes 3.55%,
7/15/24	364,000	366,142
WEC Energy Group, Inc. jr. unsec. sub. FRN
Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 4.631%,
5/15/67	552,000	455,400
		6,367,163

Total corporate bonds and notes (cost $75,648,675)		$80,316,937

PURCHASED SWAP OPTIONS OUTSTANDING(6.6%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
3.312/3 month USD-
LIBOR-BBA/Nov-38	Nov-28/3.312	$30,423,400	$2,938,596
(3.312)/3 month USD-
LIBOR-BBA/Nov-38	Nov-28/3.312	30,423,400	921,525
2.785/3 month USD-
LIBOR-BBA/Jan-47	Jan-27/2.785	3,926,500	466,900
(2.785)/3 month USD-
LIBOR-BBA/Jan-47	Jan-27/2.785	3,926,500	242,501
2.3075/3 month USD-
LIBOR-BBA/Jun-52	Jun-22/2.3075	1,694,800	146,482
(2.3075)/3 month USD-
LIBOR-BBA/Jun-52	Jun-22/2.3075	1,694,800	134,415
(2.401)/3 month USD-
LIBOR-BBA/Sep-29	Sep-19/2.401	11,450,600	16,260
Barclays Bank PLC
1.965/3 month USD-
LIBOR-BBA/Jul-29	Jul-19/1.965	9,292,100	52,222
Citibank, N.A.
(2.193)/3 month USD-
LIBOR-BBA/Jul-29	Jul-19/2.193	11,450,600	10,878
(2.463)/3 month USD-
LIBOR-BBA/Jul-29	Jul-19/2.463	11,450,600	458
Goldman Sachs International
2.7475/3 month USD-
LIBOR-BBA/Feb-30	Feb-20/2.7475	29,924,700	2,161,461
(2.983)/3 month USD-
LIBOR-BBA/May-52	May-22/2.983	2,721,900	76,159
(2.011)/3 month USD-
LIBOR-BBA/Aug-29	Aug-19/2.011	11,450,600	67,902
(2.7475)/3 month USD-
LIBOR-BBA/Feb-30	Feb-20/2.7475	29,924,700	42,792
2.3025/3 month USD-
LIBOR-BBA/Jul-49	Jul-19/2.3025	1,161,500	28,898
(2.281)/3 month USD-
LIBOR-BBA/Aug-29	Aug-19/2.281	11,450,600	8,473
(2.3025)/3 month USD-
LIBOR-BBA/Jul-49	Jul-19/2.3025	1,161,500	4,716
(2.658)/3 month USD-
LIBOR-BBA/Jul-20	Jul-19/2.658	31,107,000	31
(2.458)/3 month USD-
LIBOR-BBA/Jul-20	Jul-19/2.458	15,553,500	16
JPMorgan Chase Bank N.A.
3.162/3 month USD-
LIBOR-BBA/Nov-33	Nov-20/3.162	14,803,400	1,802,610
3.096/3 month USD-
LIBOR-BBA/Nov-29	Nov-19/3.096	11,842,800	1,229,046
(3.162)/3 month USD-
LIBOR-BBA/Nov-33	Nov-20/3.162	14,803,400	50,924
(3.096)/3 month USD-
LIBOR-BBA/Nov-29	Nov-19/3.096	11,842,800	1,184
(3.095)/3 month USD-
LIBOR-BBA/Nov-21	Nov-19/3.095	29,606,900	30
Morgan Stanley & Co. International PLC
2.8025/3 month USD-
LIBOR-BBA/Apr-56	Apr-26/2.8025	9,974,900	1,660,721
(2.8025)/3 month USD-
LIBOR-BBA/Apr-56	Apr-26/2.8025	9,974,900	723,280

Putnam VT Income Fund 13

PURCHASED SWAP OPTIONS OUTSTANDING(6.6%)* cont.
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value

Morgan Stanley & Co. International PLC cont.
2.7725/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.7725	$8,508,000	$614,618
2.764/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.764	8,508,000	609,939
3.00/3 month USD-
LIBOR-BBA/Feb-73	Feb-48/3.00	3,110,300	561,782
3.00/3 month USD-
LIBOR-BBA/Apr-72	Apr-47/3.00	3,110,300	559,356
3.00/3 month USD-
LIBOR-BBA/Apr-72	Apr-47/3.00	3,110,300	559,325
2.75/3 month USD-
LIBOR-BBA/May-73	May-48/2.75	3,110,300	468,784
(2.7725)/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.7725	8,508,000	65,682
(2.764)/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.764	8,508,000	64,831
(2.265)/3 month USD-
LIBOR-BBA/Oct-29	Oct-19/2.265	11,450,600	36,298
(2.904)/3 month USD-
LIBOR-BBA/May-51	May-21/2.904	1,166,500	23,178
(3.0975)/3 month USD-
LIBOR-BBA/Nov-21	Nov-19/3.0975	29,606,900	30
Total purchased swap options outstanding
(cost $12,971,458)		$16,352,303

PURCHASED OPTIONS
OUTSTANDING (—%)*	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value

JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed
Securities 30 yr 3.50%
TBA commitments (Put)	Jul-19/$101.29	$4,000,000	$4,000,000	$48
Uniform Mortgage-Backed
Securities 30 yr 3.50%
TBA commitments (Put)	Jul-19/101.10	4,000,000	4,000,000	12
Uniform Mortgage-Backed
Securities 30 yr 3.50%
TBA commitments (Put)	Jul-19/99.60	4,000,000	4,000,000	4
Uniform Mortgage-Backed
Securities 30 yr 3.50%
TBA commitments (Put)	Jul-19/99.79	4,000,000	4,000,000	4
Total purchased options outstanding (cost $29,376)				$68

ASSET-BACKED SECURITIES (1.5%)*	Principal amount	Value

Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR
+ 0.85%), 3.254%, 11/25/51	$159,000	$159,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR
+ 0.80%), 3.204%, 6/25/52	125,000	125,000
Station Place Securitization Trust 144A
FRB Ser. 19-3, Class A, (1 Month US LIBOR
+ 0.70%), 3.13%, 6/24/20	939,000	939,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR
+ 0.70%), 3.13%, 2/24/20	468,000	468,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR
+ 0.70%), 3.13%, 9/24/19	851,000	851,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR
+ 0.70%), 3.13%, 7/24/19	1,207,000	1,207,000
Total asset-backed securities (cost $3,749,000)		$3,749,000

	Principal amount/
SHORT-TERM INVESTMENTS (13.4%)*	shares		Value

Putnam Short Term Investment
Fund 2.46% L	Shares	29,636,143	$29,636,143
State Street Institutional U.S. Government
Money Market Fund, Premier Class 2.31% P	Shares	410,000	410,000
U.S. Treasury Bills 2.427%, 8/8/19 ∆	$28,000		27,939
U.S. Treasury Bills 2.504%, 8/15/19 §	220,000		219,425
U.S. Treasury Bills 2.462%, 8/1/19 # ∆ §	434,000		433,249
U.S. Treasury Bills 2.269%, 7/16/19 #	215,000		214,816
U.S. Treasury Bills 2.241%, 8/6/19 # ∆ §	1,797,000		1,793,249
U.S. Treasury Bills 2.168%, 8/13/19 # ∆ §	518,000		516,726
Total short-term investments (cost $33,251,041)			$33,251,547

Total investments (cost $323,727,890)			$331,132,855

Key to holding’s abbreviations

BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or deliv-
ered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2019 through June 30, 2019 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $247,961,907.

† This security is non-income-producing.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $676,468 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,270,092 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $953,557 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

## Forward commitment, in part or in entirety (Note 1).

14 Putnam VT Income Fund

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $50,128,165 to cover certain derivative contracts and the settlement of certain securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FUTURES
CONTRACTS
OUTSTANDING	Number				Unrealized
at 6/30/19	of	Notional		Expiration	appreciation/
(Unaudited)	contracts	amount	Value	date	(depreciation)
Euro-Dollar
90 day (Long)	263	$263,000,000	$64,431,713	Sep-19	$85,361
Euro-Dollar
90 day (Short)	263	263,000,000	64,744,025	Mar-21	(93,514)
U.S. Treasury
Bond 30 yr
(Long)	32	4,979,001	4,979,001	Sep-19	167,920
U.S. Treasury
Bond Ultra 30 yr
(Long)	76	13,494,751	13,494,751	Sep-19	548,454
U.S. Treasury
Note 2 yr (Long)	128	27,543,000	27,543,000	Sep-19	175,290
U.S. Treasury
Note 5 yr (Long)	141	16,660,031	16,660,031	Sep-19	240,925
U.S. Treasury
Note 10 yr
(Long)	115	14,716,406	14,716,406	Sep-19	317,788
U.S. Treasury
Note 10 yr
(Short)	78	9,981,563	9,981,563	Sep-19	(215,894)
U.S. Treasury
Note Ultra 10 yr
(Long)	29	4,005,625	4,005,625	Sep-19	108,459
Unrealized appreciation					1,644,197
Unrealized (depreciation)					(309,408)
Total					$1,334,789

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/19 (premiums $11,489,531)
(Unaudited)
Counterparty
Fixed Obligation % to receive		Notional/
or (pay)/ Floating rate	Expiration	Contract
index/Maturity date	date/strike	amount	Value
Bank of America N.A.
2.401/3 month
USD-LIBOR-BBA/Jul-29	Jul-19/2.401	$11,450,600	$1,031
3.195/3 month
USD-LIBOR-BBA/Nov-55	Nov-25/3.195	14,363,800	673,662

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/19 (premiums $11,489,531)
(Unaudited) cont.
Counterparty
Fixed Obligation % to receive		Notional/
or (pay)/ Floating rate	Expiration	Contract
index/Maturity date	date/strike	amount	Value
Bank of America N.A. cont.
(3.195)/3 month
USD-LIBOR-BBA/Nov-55	Nov-25/3.195	$14,363,800	$3,165,207
Barclays Bank PLC
(2.065)/3 month
USD-LIBOR-BBA/Jul-29	Jul-19/2.065	4,646,100	54,359
Citibank, N.A.
2.373/3 month
USD-LIBOR-BBA/Jul-29	Jul-19/2.373	11,450,600	1,489
2.283/3 month
USD-LIBOR-BBA/Jul-29	Jul-19/2.283	11,450,600	4,237
Goldman Sachs International
2.558/3 month
USD-LIBOR-BBA/Jul-20	Jul-19/2.558	46,660,500	47
2.191/3 month
USD-LIBOR-BBA/Aug-29	Aug-19/2.191	11,450,600	18,206
2.101/3 month
USD-LIBOR-BBA/Aug-29	Aug-19/2.101	11,450,600	36,756
2.823/3 month
USD-LIBOR-BBA/May-27	May-22/2.823	10,887,400	72,292
2.9425/3 month
USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	14,962,300	344,731
(2.9425)/3 month
USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	14,962,300	1,173,792
JPMorgan Chase Bank N.A.
3.415/3 month
USD-LIBOR-BBA/Nov-21	Nov-19/3.415	59,213,800	59
2.975/3 month
USD-LIBOR-BBA/Nov-23	Nov-20/2.975	14,803,400	8,290
3.229/3 month
USD-LIBOR-BBA/Nov-33	Nov-23/3.229	14,803,400	236,114
(2.975)/3 month
USD-LIBOR-BBA/Nov-23	Nov-20/2.975	14,803,400	566,674
(3.229)/3 month
USD-LIBOR-BBA/Nov-33	Nov-23/3.229	14,803,400	1,434,746
Morgan Stanley & Co. International PLC
3.3975/3 month
USD-LIBOR-BBA/Nov-21	Nov-19/3.3975	59,213,800	59
2.265/3 month
USD-LIBOR-BBA/Aug-29	Aug-19/2.265	11,450,600	7,328
2.7225/3 month
USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	6,187,600	10,024
2.715/3 month
USD-LIBOR-BBA/Feb-30	Feb-20/2.715	6,187,600	11,200
2.664/3 month
USD-LIBOR-BBA/May-26	May-21/2.664	4,666,000	20,717
3.01/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	70,053
2.97/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/2.97	2,320,400	72,234
(2.97)/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/2.97	2,320,400	182,732
(3.01)/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	187,581
(2.75)/3 month
USD-LIBOR-BBA/May-49	May-25/2.75	3,110,300	405,148
(2.715)/3 month
USD-LIBOR-BBA/Feb-30	Feb-20/2.715	6,187,600	430,100

Putnam VT Income Fund 15

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/19 (premiums $11,489,531)
(Unaudited) cont.
Counterparty
Fixed Obligation % to receive		Notional/
or (pay)/ Floating rate	Expiration	Contract
index/Maturity date	date/strike	amount	Value
Morgan Stanley & Co. International PLC cont.
(2.7225)/3 month
USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	$6,187,600	$433,751
(3.00)/3 month
USD-LIBOR-BBA/Apr-48	Apr-24/3.00	3,110,300	487,975
(3.00)/3 month
USD-LIBOR-BBA/Apr-48	Apr-24/3.00	3,110,300	488,130
(3.00)/3 month
USD-LIBOR-BBA/Jan-49	Jan-25/3.00	3,110,300	491,894
2.7875/3 month
USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	8,977,400	780,136
(2.7875)/3 month
USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	8,977,400	1,567,724
Total			$13,438,478

WRITTEN OPTIONS OUTSTANDING at 6/30/19 (premiums $17,500) (Unaudited)
	Expiration
	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-
Backed Securities
30 yr 3.50% TBA
commitments (Put)	Jul-19/$100.79	$4,000,000	$4,000,000	$4
Uniform Mortgage-
Backed Securities
30 yr 3.50% TBA
commitments (Put)	Jul-19/100.10	4,000,000	4,000,000	4
Uniform Mortgage-
Backed Securities
30 yr 3.50% TBA
commitments (Put)	Jul-19/100.60	4,000,000	4,000,000	4
Uniform Mortgage-
Backed Securities
30 yr 3.50% TBA
commitments (Put)	Jul-19/100.29	4,000,000	4,000,000	4
Total				$16

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	$12,515,500	$(115,455)	$63,704
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	12,515,500	(115,455)	(46,808)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	6,843
1.765/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765	11,733,300	(157,226)	4,341
(1.765)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765	11,733,300	(157,226)	(8,213)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(47,425)
1.746/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.746	11,733,300	85,066	6,571
(1.746)/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.746	11,733,300	85,066	(4,107)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	8,489
1.755/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755	11,733,300	(157,813)	1,173
(1.755)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755	11,733,300	(157,813)	(5,632)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(39,713)
1.736/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.736	11,733,300	85,066	3,168
(1.736)/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.736	11,733,300	85,066	(1,877)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	81,200
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(84,278)	17,118
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(135,275)	7,516
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(93,888)	(41,860)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(151,642)	(45,391)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	(399,404)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	15,693
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(94,150)	7,271
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	(9,876)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(134,050)	(55,028)
Unrealized appreciation				223,087
Unrealized (depreciation)				(705,334)
Total				$(482,247)

16 Putnam VT Income Fund

TBA SALE COMMITMENTS OUTSTANDING at 6/30/19	Principal	Settlement
(proceeds receivable $24,801,543) (Unaudited)	amount	date	Value
Uniform Mortgage Backed Securities, 6.00%, 7/1/49	$2,000,000	7/15/19	$2,189,375
Uniform Mortgage Backed Securities, 5.50%, 7/1/49	2,000,000	7/15/19	2,132,500
Uniform Mortgage Backed Securities, 4.00%, 7/1/49	7,000,000	7/15/19	7,234,609
Uniform Mortgage Backed Securities, 3.50%, 7/1/49	11,000,000	7/15/19	11,246,641
Uniform Mortgage Backed Securities 3.00%, 7/1/49	2,000,000	7/15/19	2,017,031
Total			$24,820,156

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$1,747,000	$431,692	$(60)	11/8/48	3 month USD-LIBOR-BBA —	3.312% — Semiannually	$433,443
				Quarterly
14,803,400	1,467,950	(210)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-	(1,597,512)
					BBA — Quarterly
8,171,500	822,527	(116)	3/4/29	3 month USD-LIBOR-BBA —	3.073% — Semiannually	888,685
				Quarterly
44,410,300	164,718	(22,313)	1/22/20	3 month USD-LIBOR-BBA —	2.86% — Semiannually	482,793
				Quarterly
44,410,300	470,039 E	21,150	1/22/21	2.77% — Semiannually	3 month USD-LIBOR-	(448,889)
					BBA — Quarterly
499,700	7,917 E	(3)	2/2/24	3 month USD-LIBOR-BBA —	2.5725% — Semiannually	7,914
				Quarterly
1,293,200	19,403 E	(7)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-	(19,410)
					BBA — Quarterly
2,131,700	139,023	(28)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-	(153,583)
					BBA — Quarterly
2,707,100	67,594 E	(548)	12/2/23	3 month USD-LIBOR-BBA —	2.536% — Semiannually	67,046
				Quarterly
935,900	14,784 E	(160)	2/2/24	3 month USD-LIBOR-BBA —	2.57% — Semiannually	14,625
				Quarterly
3,012,582	228,670 E	(43)	3/5/30	3 month USD-LIBOR-BBA —	2.806% — Semiannually	228,627
				Quarterly
5,693,900	349,002 E	(81)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-	(349,082)
					BBA — Quarterly
913,500	79,501 E	(31)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-	(79,532)
					BBA — Quarterly
5,984,900	253,269 E	(3,077)	3/26/30	2.44% — Semiannually	3 month USD-LIBOR-	(256,346)
					BBA — Quarterly
1,686,100	18,282 E	(9)	2/2/24	3 month USD-LIBOR-BBA —	2.3075% — Semiannually	18,273
				Quarterly
2,475,100	27,308 E	(14)	2/9/24	3 month USD-LIBOR-BBA —	2.32% — Semiannually	27,294
				Quarterly
2,945,000	292,409	(35,440)	6/12/49	3 month USD-LIBOR-BBA —	2.647% — Semiannually	257,297
				Quarterly
652,400	58,673	(22)	6/12/49	2.6059% — Semiannually	3 month USD-LIBOR-	(58,754)
					BBA — Quarterly
370,100	29,839	(13)	6/12/49	2.565% — Semiannually	3 month USD-LIBOR-	(29,876)
					BBA — Quarterly
532,100	39,447	(18)	6/12/49	2.5365% — Semiannually	3 month USD-LIBOR-	(39,494)
					BBA — Quarterly
520,500	42,438	(18)	6/12/49	3 month USD-LIBOR-BBA —	2.569% — Semiannually	42,457
				Quarterly
636,200	47,237	(22)	6/12/49	2.537% — Semiannually	3 month USD-LIBOR-	(47,293)
					BBA — Quarterly
589,900	43,329	(20)	6/12/49	2.5335% — Semiannually	3 month USD-LIBOR-	(43,380)
					BBA — Quarterly
485,800	30,651	(17)	6/12/49	2.488% — Semiannually	3 month USD-LIBOR-	(30,681)
					BBA — Quarterly
2,323,000	88,948	31,862	7/2/49	2.38% — Semiannually	3 month USD-LIBOR-	(57,086)
					BBA — Quarterly

Putnam VT Income Fund 17

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$4,646,100	$82,840	$(32,681)	7/2/49	3 month USD-LIBOR-BBA —	2.29% — Semiannually	$50,159
				Quarterly
199,000	3,994	(7)	6/12/49	2.299% — Semiannually	3 month USD-LIBOR-	(3,986)
					BBA — Quarterly
8,079,300	93,510 E	(114)	3/4/30	2.098% — Semiannually	3 month USD-LIBOR-	(93,624)
					BBA — Quarterly
845,700	7,133 E	(19)	11/20/39	3 month USD-LIBOR-BBA —	2.55% — Semiannually	7,115
				Quarterly
4,004,800	56,195 E	(57)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-	(56,252)
					BBA — Quarterly
4,070,000	59,951 E	—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-	(59,951)
					BBA — Quarterly
1,715,500	51,021 E	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-	(51,021)
					BBA — Quarterly
226,500	2,758 E	(8)	7/17/49	2.263% — Semiannually	3 month USD-LIBOR-	(2,766)
					BBA — Quarterly
313,600	751 E	(11)	7/17/49	2.199% — Semiannually	3 month USD-LIBOR-	741
					BBA — Quarterly
278,800	2,697 E	(10)	7/17/49	3 month USD-LIBOR-BBA —	2.252% — Semiannually	2,687
				Quarterly
2,216,500	5,266 E	(25)	6/5/29	3 month USD-LIBOR-BBA —	2.2225% — Semiannually	5,241
				Quarterly
185,400	1,391 E	(6)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-	(1,397)
					BBA — Quarterly
1,934,600	12,637 E	(27)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-	(12,664)
					BBA — Quarterly
383,300	1,355 E	(13)	7/17/49	2.194% — Semiannually	3 month USD-LIBOR-	1,342
					BBA — Quarterly
295,000	2,114 E	(10)	7/17/49	3 month USD-LIBOR-BBA —	2.241% — Semiannually	2,104
				Quarterly
56,337,000	4,169 E	66,743	9/18/21	1.70% — Semiannually	3 month USD-LIBOR-	70,912
					BBA — Quarterly
69,047,000	223,229 E	412,659	9/18/24	1.80% — Semiannually	3 month USD-LIBOR-	189,430
					BBA — Quarterly
2,819,700	26,660 E	48,869	9/18/49	2.25% — Semiannually	3 month USD-LIBOR-	22,209
					BBA — Quarterly
69,632,600	610,956 E	(867,178)	9/18/29	3 month USD-LIBOR-BBA —	2.05% — Semiannually	(256,224)
				Quarterly
371,700	2,160 E	(13)	7/17/49	2.184% — Semiannually	3 month USD-LIBOR-	2,147
					BBA — Quarterly
232,300	1,030 E	(8)	7/17/49	3 month USD-LIBOR-BBA —	2.229% — Semiannually	1,022
				Quarterly
Total		$(381,174)				$(925,240)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$29,188	$28,313	$—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	$(584)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
45,548	44,055	—	1/12/41	4.50% (1 month USD-	Synthetic TRS Index	(1,010)
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
Barclays Bank PLC
484,185	485,419	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	1,598
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly

18 Putnam VT Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$73,307	$73,494	$—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	$242
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
309,932	310,709	—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	1,077
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
191,981	192,462	—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	667
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
7,572,150	7,588,637	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	25,406
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
800,374	802,236	—	1/12/40	5.00% (1 month USD-	Synthetic MBX Index	2,808
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
70,581	70,560	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	63
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae
					II pools — Monthly
510,692	513,901	—	1/12/39	(6.00%) 1 month USD-	Synthetic MBX Index	(4,003)
				LIBOR — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
8,287,614	8,360,175	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(86,515)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
46,640	46,078	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(147)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
22,686	22,412	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(71)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
17,896	17,424	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	267
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
35,635	35,523	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	296
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
68,681	69,122	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	1,233
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
6,750	6,793	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	121
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
Citibank, N.A.
1,049,811	1,052,097	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	3,522
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
599,759	601,065	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	2,012
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Credit Suisse International
465,109	454,190	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(5,749)
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae
					II pools — Monthly
39,303	37,783	—	1/12/45	3.50% (1 month USD-	Synthetic TRS Index	(1,142)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
4,227	4,176	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	13
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly

Putnam VT Income Fund 19

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$187,093	$180,610	$—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	$(4,636)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
54,527	52,892	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(1,090)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
41,089	39,665	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(1,018)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
121,996	118,339	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	2,440
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
64,209	63,239	—	1/12/39	(5.00%) 1 month USD-	Synthetic TRS Index	233
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
91,698	89,279	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	1,368
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Goldman Sachs International
27,005	27,242	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(282)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
72,034	72,665	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(752)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
199,759	201,508	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(2,085)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
286,700	289,211	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(2,993)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
344,041	347,053	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(3,591)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
531,732	536,388	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(5,551)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
728,436	734,814	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(7,604)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
112,169	109,536	—	1/12/44	(3.00%) 1 month USD-	Synthetic TRS Index	1,709
				LIBOR — Monthly	3.00% 30 year Fannie Mae
					pools — Monthly
48,824	48,235	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	154
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
40,801	39,387	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(1,011)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
2,350	2,280	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(47)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
22,254	21,525	—	1/12/41	4.50% (1 month USD-	Synthetic TRS Index	(494)
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
129,408	125,995	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	1,931
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
207,479	206,828	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	1,723
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly

20 Putnam VT Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$144,527	$144,073	$—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	$1,200
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
87,463	87,188	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	726
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
9,621	9,591	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	80
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
93,994	94,597	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	1,688
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
85,763	86,314	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	1,540
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
83,104	83,638	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	1,492
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
66,163	66,588	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	1,188
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
44,271	44,555	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	795
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
JPMorgan Chase Bank N.A.
35,931	34,854	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(719)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
129,408	125,995	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	1,931
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
JPMorgan Securities LLC
303,004	295,891	—	1/12/41	(5.00%) 1 month USD-	Synthetic MBX Index	3,745
				LIBOR — Monthly	5.00% 30 year Ginnie Mae
					II pools — Monthly
16,275	16,078	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	51
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
84,721	82,193	—	1/12/44	4.00% (1 month USD-	Synthetic TRS Index	(1,713)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Upfront premium received		—		Unrealized appreciation		63,319
Upfront premium (paid)		—		Unrealized (depreciation)		(132,807)
Total		$—		Total		$(69,488)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
		Upfront		Payments	Total return	Unrealized
		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
$1,446,000	$19,118	$—	7/5/27	2.05% — At maturity	USA Non Revised	$19,117
					Consumer Price Index-
					Urban (CPI-U) — At
					maturity
1,446,000	366	—	7/5/22	(1.89%) — At maturity	USA Non Revised	366
					Consumer Price Index-
					Urban (CPI-U) — At
					maturity
Total		$—				$19,483

Putnam VT Income Fund 21

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/19 (Unaudited)
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BBB–/P	$3,281	$48,000	$4,819	5/11/63	300 bp —	$(1,514)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	6,388	106,000	10,642	5/11/63	300 bp —	(4,202)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	13,088	212,000	21,285	5/11/63	300 bp —	(8,091)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	12,483	219,000	21,988	5/11/63	300 bp —	(9,395)
						Monthly
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	A/P	(10)	27,000	35	5/11/63	200 bp —	34
						Monthly
CMBX NA BB.6 Index	BB/P	29,400	140,000	29,022	5/11/63	500 bp —	495
						Monthly
CMBX NA BB.7 Index	BB/P	10,969	79,000	8,248	1/17/47	500 bp —	2,788
						Monthly
CMBX NA BB.7 Index	BB/P	20,437	159,000	16,600	1/17/47	500 bp —	3,970
						Monthly
CMBX NA BB.7 Index	BB/P	27,298	226,000	23,594	1/17/47	500 bp —	3,892
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,763	17,000	1,707	5/11/63	300 bp —	65
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	2,774	26,000	2,610	5/11/63	300 bp —	176
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	3,336	27,000	2,711	5/11/63	300 bp —	639
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	3,740	34,000	3,414	5/11/63	300 bp —	344
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	4,730	43,000	4,317	5/11/63	300 bp —	434
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	7,407	52,000	5,221	5/11/63	300 bp —	2,212
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,301	54,000	5,422	5/11/63	300 bp —	(94)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	7,403	74,000	7,430	5/11/63	300 bp —	11
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	11,552	83,000	8,333	5/11/63	300 bp —	3,260
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	11,540	83,000	8,333	5/11/63	300 bp —	3,248
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	12,735	129,000	12,952	5/11/63	300 bp —	(152)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	14,959	140,000	14,056	5/11/63	300 bp —	973
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	21,547	212,000	21,285	5/11/63	300 bp —	368
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	22,150	232,000	23,293	5/11/63	300 bp —	(1,027)
						Monthly
Credit Suisse International
CMBX NA A.6 Index	A/P	248,422	4,895,000	6,364	5/11/63	200 bp —	256,417
						Monthly
CMBX NA A.6 Index	A/P	22,032	975,000	1,268	5/11/63	200 bp —	23,624
						Monthly
CMBX NA A.6 Index	A/P	13,561	272,000	354	5/11/63	200 bp —	14,005
						Monthly
CMBX NA A.7 Index	A-/P	275	7,000	155	1/17/47	200 bp —	432
						Monthly
CMBX NA BB.7 Index	BB/P	16,586	124,000	12,946	1/17/47	500 bp —	3,744
						Monthly

22 Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/19 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Credit Suisse International cont.
CMBX NA BBB–.6 Index	BBB–/P	$221	$2,000	$201	5/11/63	300 bp —	$21
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	3,315	30,000	3,012	5/11/63	300 bp —	318
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	9,088	90,000	9,036	5/11/63	300 bp —	97
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	14,223	106,000	10,642	5/11/63	300 bp —	3,634
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	13,502	120,000	12,048	5/11/63	300 bp —	1,514
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	15,173	138,000	13,855	5/11/63	300 bp —	1,386
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	17,513	147,000	14,759	5/11/63	300 bp —	2,828
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	24,925	191,000	19,176	5/11/63	300 bp —	5,844
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	29,254	231,000	23,192	5/11/63	300 bp —	6,177
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	26,738	239,000	23,996	5/11/63	300 bp —	2,862
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	31,476	321,000	32,228	5/11/63	300 bp —	(592)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	39,219	371,000	37,248	5/11/63	300 bp —	2,156
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	45,859	395,000	39,658	5/11/63	300 bp —	6,399
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	48,619	447,000	44,879	5/11/63	300 bp —	3,964
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	379,034	3,545,000	355,918	5/11/63	300 bp —	24,889
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	4,347	55,000	1,502	1/17/47	300 bp —	2,873
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	32,079	434,000	11,848	1/17/47	300 bp —	20,448
						Monthly
Goldman Sachs International
CMBX NA A.6 Index	A/P	37,833	727,000	945	5/11/63	200 bp —	39,021
						Monthly
CMBX NA A.6 Index	A/P	36,802	727,000	945	5/11/63	200 bp —	37,989
						Monthly
CMBX NA A.6 Index	A/P	12,866	416,000	541	5/11/63	200 bp —	13,546
						Monthly
CMBX NA A.6 Index	A/P	18,917	384,000	499	5/11/63	200 bp —	19,545
						Monthly
CMBX NA A.6 Index	A/P	15,762	306,000	398	5/11/63	200 bp —	16,262
						Monthly
CMBX NA A.6 Index	A/P	13,401	240,000	312	5/11/63	200 bp —	13,793
						Monthly
CMBX NA A.6 Index	A/P	10,621	215,000	280	5/11/63	200 bp —	10,973
						Monthly
CMBX NA A.6 Index	A/P	6,398	210,000	273	5/11/63	200 bp —	6,741
						Monthly
CMBX NA A.6 Index	A/P	4,580	146,000	190	5/11/63	200 bp —	4,819
						Monthly
CMBX NA A.6 Index	A/P	9,260	141,000	183	5/11/63	200 bp —	9,490
						Monthly
CMBX NA A.6 Index	A/P	5,821	115,000	150	5/11/63	200 bp —	6,009
						Monthly

Putnam VT Income Fund 23

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/19 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA A.6 Index	A/P	$254	$5,000	$7	5/11/63	200 bp —	$263
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,861	53,000	5,321	5/11/63	300 bp —	566
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	7,595	90,000	9,036	5/11/63	300 bp —	(1,396)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	7,675	97,000	9,739	5/11/63	300 bp —	(2,015)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	6,881	101,000	10,140	5/11/63	300 bp —	(3,209)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,425	104,000	10,442	5/11/63	300 bp —	(4,965)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	14,813	104,000	10,442	5/11/63	300 bp —	4,424
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,208	105,000	10,542	5/11/63	300 bp —	(5,281)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,119	105,000	10,542	5/11/63	300 bp —	(5,371)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	11,693	108,000	10,843	5/11/63	300 bp —	903
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	13,154	125,000	12,550	5/11/63	300 bp —	666
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	11,308	134,000	13,454	5/11/63	300 bp —	(2,079)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	22,647	193,000	19,377	5/11/63	300 bp —	3,366
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	10,113	206,000	20,682	5/11/63	300 bp —	(10,466)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	18,393	213,000	21,385	5/11/63	300 bp —	(2,886)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	23,812	216,000	21,686	5/11/63	300 bp —	2,234
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	33,182	239,000	23,996	5/11/63	300 bp —	9,306
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	20,522	273,000	27,409	5/11/63	300 bp —	(6,751)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	25,932	536,000	53,814	5/11/63	300 bp —	(27,614)
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	418	6,000	164	1/17/47	300 bp —	257
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	7,955	101,000	2,757	1/17/47	300 bp —	5,248
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	11,309	153,000	4,177	1/17/47	300 bp —	7,209
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	13,902	171,000	4,668	1/17/47	300 bp —	9,319
						Monthly
JPMorgan Securities LLC
CMBX NA A.6 Index	A/P	152,016	6,608,000	8,590	5/11/63	200 bp —	162,809
						Monthly
CMBX NA A.6 Index	A/P	1,890	187,000	243	5/11/63	200 bp —	2,196
						Monthly
CMBX NA A.6 Index	A/P	627	62,000	81	5/11/63	200 bp —	728
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	370	3,000	301	5/11/63	300 bp —	71
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,230,735	9,303,000	934,021	5/11/63	300 bp —	301,365
						Monthly

24 Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/19 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.7 Index	BBB–/P	$7,774	$79,000	$2,157	1/17/47	300 bp —	$5,657
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	6,329	120,000	3,276	1/17/47	300 bp —	3,113
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	17,188	130,000	3,549	1/17/47	300 bp —	13,704
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	6,065	232,000	6,334	1/17/47	300 bp —	(153)
						Monthly
Merrill Lynch International
CMBX NA A.6 Index	A/P	4,537	320,000	416	5/11/63	200 bp —	5,060
						Monthly
CMBX NA BB.6 Index	BB/P	5,518	27,000	5,597	5/11/63	500 bp —	(56)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,310	47,000	4,719	5/11/63	300 bp —	615
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	11,279	96,000	9,638	5/11/63	300 bp —	1,688
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	17,502	148,000	14,859	5/11/63	300 bp —	2,717
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	41,677	372,000	37,349	5/11/63	300 bp —	4,515
						Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6 Index	BBB–/P	30,432	220,000	22,088	5/11/63	300 bp —	8,454
						Monthly
CMBX NA A.6 Index	A/P	588	62,000	81	5/11/63	200 bp —	689
						Monthly
CMBX NA A.6 Index	A/P	—	52,000	68	5/11/63	200 bp —	85
						Monthly
CMBX NA A.6 Index	A/P	76	28,000	36	5/11/63	200 bp —	122
						Monthly
CMBX NA A.7 Index	A-/P	(13)	13,000	287	1/17/47	200 bp —	279
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	246	2,000	201	5/11/63	300 bp —	47
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,658	14,000	1,406	5/11/63	300 bp —	260
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	2,437	17,000	1,707	5/11/63	300 bp —	738
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	3,605	34,000	3,414	5/11/63	300 bp —	209
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	4,785	42,000	4,217	5/11/63	300 bp —	589
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,886	50,000	5,020	5/11/63	300 bp —	891
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	9,369	64,000	6,426	5/11/63	300 bp —	2,975
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	11,148	91,000	9,136	5/11/63	300 bp —	2,057
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	17,538	113,000	11,345	5/11/63	300 bp —	6,250
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	18,785	166,000	16,666	5/11/63	300 bp —	2,201
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	49,761	331,000	33,232	5/11/63	300 bp —	16,695
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	51,568	339,000	34,036	5/11/63	300 bp —	17,702
						Monthly

Putnam VT Income Fund 25

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/19 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.6 Index	BBB–/P	$51,616	$419,000	$42,068	5/11/63	300 bp —	$9,757
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	57,618	450,000	45,180	5/11/63	300 bp —	12,663
						Monthly
Upfront premium received		3,571,107	Unrealized appreciation				1,215,391
Upfront premium (paid)		(23)	Unrealized (depreciation)				(97,309)
Total		$3,571,084	Total				$1,118,082

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2019. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/19 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(148)	$20,000	$442	1/17/47	(200 bp) — Monthly	$(597)
CMBX NA BB.10 Index	(16,557)	151,000	13,062	11/17/59	(500 bp) — Monthly	(3,621)
CMBX NA BB.10 Index	(7,932)	76,000	6,574	11/17/59	(500 bp) — Monthly	(1,421)
CMBX NA BB.11 Index	(29,281)	226,000	22,306	11/18/54	(500 bp) — Monthly	(7,163)
CMBX NA BB.9 Index	(31,776)	226,000	23,481	9/17/58	(500 bp) — Monthly	(8,483)
CMBX NA BB.9 Index	(24,758)	160,000	16,624	9/17/58	(500 bp) — Monthly	(8,268)
CMBX NA BB.9 Index	(24,647)	160,000	16,624	9/17/58	(500 bp) — Monthly	(8,156)
CMBX NA BB.9 Index	(24,481)	159,000	16,520	9/17/58	(500 bp) — Monthly	(8,094)
CMBX NA BB.9 Index	(20,298)	151,000	15,689	9/17/58	(500 bp) — Monthly	(4,735)
CMBX NA BB.9 Index	(19,629)	151,000	15,689	9/17/58	(500 bp) — Monthly	(4,066)
CMBX NA BB.9 Index	(12,524)	80,000	8,312	9/17/58	(500 bp) — Monthly	(4,279)
Credit Suisse International
CMBX NA BB.10 Index	(20,948)	157,000	13,581	11/17/59	(500 bp) — Monthly	(7,498)
CMBX NA BB.10 Index	(18,670)	157,000	13,581	11/17/59	(500 bp) — Monthly	(5,220)
CMBX NA BB.10 Index	(10,317)	83,000	7,180	11/17/59	(500 bp) — Monthly	(3,206)
CMBX NA BB.7 Index	(91,784)	558,000	58,255	1/17/47	(500 bp) — Monthly	(33,993)
CMBX NA BB.7 Index	(68,990)	374,000	39,046	1/17/47	(500 bp) — Monthly	(30,256)
CMBX NA BB.9 Index	(34,798)	218,000	22,650	9/17/58	(500 bp) — Monthly	(12,330)
CMBX NA BB.9 Index	(12,740)	83,000	8,624	9/17/58	(500 bp) — Monthly	(4,185)
CMBX NA BB.9 Index	(11,971)	79,000	8,208	9/17/58	(500 bp) — Monthly	(3,829)
CMBX NA BB.9 Index	(10,317)	67,000	6,961	9/17/58	(500 bp) — Monthly	(3,412)
CMBX NA BB.9 Index	(6,256)	40,000	4,156	9/17/58	(500 bp) — Monthly	(2,134)
Goldman Sachs International
CMBX NA BB.7 Index	(20,581)	136,000	14,198	1/17/47	(500 bp) — Monthly	(6,495)
CMBX NA BB.7 Index	(108,429)	534,000	55,750	1/17/47	(500 bp) — Monthly	(53,124)
CMBX NA BB.7 Index	(34,659)	205,000	21,402	1/17/47	(500 bp) — Monthly	(13,428)
CMBX NA BB.7 Index	(26,051)	159,000	16,600	1/17/47	(500 bp) — Monthly	(9,584)
CMBX NA BB.9 Index	(9,161)	85,000	8,832	9/17/58	(500 bp) — Monthly	(400)
CMBX NA BB.9 Index	(3,570)	30,000	3,117	9/17/58	(500 bp) — Monthly	(478)
CMBX NA BB.9 Index	(3,611)	30,000	3,117	9/17/58	(500 bp) — Monthly	(519)
CMBX NA BB.9 Index	(799)	5,000	520	9/17/58	(500 bp) — Monthly	(283)
JPMorgan Securities LLC
CMBX NA BB.11 Index	(23,348)	216,000	21,319	11/18/54	(500 bp) — Monthly	(2,209)
CMBX NA BB.11 Index	(12,646)	127,000	12,535	11/18/54	(500 bp) — Monthly	(182)
CMBX NA BB.11 Index	(10,681)	104,000	10,265	11/18/54	(500 bp) — Monthly	(503)
CMBX NA BB.6 Index	(12,369)	86,000	17,828	5/11/63	(500 bp) — Monthly	5,387

26 Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/19 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BB.6 Index	$(11,389)	$81,000	$16,791	5/11/63	(500 bp) — Monthly	$5,335
CMBX NA BB.7 Index	(51,885)	410,000	42,804	1/17/47	(500 bp) — Monthly	(9,423)
CMBX NA BB.9 Index	(307)	2,000	208	9/17/58	(500 bp) — Monthly	(101)
CMBX NA BBB–.6 Index	(40,491)	395,000	39,658	5/11/63	(300 bp) — Monthly	(1,031)
CMBX NA BBB–.7 Index	(28,002)	738,000	20,147	1/17/47	(300 bp) — Monthly	(8,224)
CMBX NA BBB–.7 Index	(3,412)	94,000	2,566	1/17/47	(300 bp) — Monthly	(893)
CMBX NA BBB–.7 Index	(3,642)	77,000	2,102	1/17/47	(300 bp) — Monthly	(1,579)
Merrill Lynch International
CMBX NA BB.10 Index	(8,010)	76,000	6,574	11/17/59	(500 bp) — Monthly	(1,499)
CMBX NA BB.10 Index	(8,915)	75,000	6,488	11/17/59	(500 bp) — Monthly	(2,490)
CMBX NA BB.7 Index	(25,675)	148,000	15,451	1/17/47	(500 bp) — Monthly	(10,347)
CMBX NA BB.9 Index	(25,025)	160,000	16,624	9/17/58	(500 bp) — Monthly	(8,535)
CMBX NA BB.9 Index	(9,818)	75,000	7,793	9/17/58	(500 bp) — Monthly	(2,088)
CMBX NA BBB–.7 Index	(11,964)	146,000	3,986	1/17/47	(300 bp) — Monthly	(8,052)
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(22,314)	219,000	5,979	1/17/47	(300 bp) — Monthly	(16,445)
CMBX NA BB.10 Index	(7,971)	76,000	6,574	11/17/59	(500 bp) — Monthly	(1,460)
CMBX NA BB.11 Index	(16,204)	165,000	16,286	11/18/54	(500 bp) — Monthly	(56)
CMBX NA BB.7 Index	(37,602)	195,000	20,358	1/17/47	(500 bp) — Monthly	(17,406)
CMBX NA BB.9 Index	(7,275)	60,000	6,234	9/17/58	(500 bp) — Monthly	(1,091)
CMBX NA BB.9 Index	(3,638)	30,000	3,117	9/17/58	(500 bp) — Monthly	(546)
CMBX NA BB.9 Index	(3,157)	21,000	2,182	9/17/58	(500 bp) — Monthly	(998)
Upfront premium received	—		Unrealized appreciation			10,722
Upfront premium (paid)	(1,091,423)		Unrealized (depreciation)			(344,415)
Total	$(1,091,423)		Total			$(333,693)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Putnam VT Income Fund 27

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$3,749,000	$—
Corporate bonds and notes	—	80,316,937	—
Mortgage-backed securities	—	91,213,765	—
Purchased options outstanding	—	68	—
Purchased swap options outstanding	—	16,352,303	—
U.S. government and agency mortgage obligations	—	106,249,235	—
Short-term investments	30,046,143	3,205,404	—
Totals by level	$30,046,143	$301,086,712	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$1,334,789	$—	$—
Written options outstanding	—	(16)	—
Written swap options outstanding	—	(13,438,478)	—
Forward premium swap option contracts	—	(482,247)	—
TBA sale commitments	—	(24,820,156)	—
Interest rate swap contracts	—	(544,066)	—
Total return swap contracts	—	(50,005)	—
Credit default contracts	—	(1,695,272)	—
Totals by level	$1,334,789	$(41,030,240)	$—

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

28 Putnam VT Income Fund

Statement of assets and liabilities
6/30/19 (Unaudited)

Assets
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $294,091,747)	$301,496,712
Affiliated issuers (identified cost $29,636,143) (Notes 1 and 5)	29,636,143
Interest and other receivables	2,322,587
Receivable for shares of the fund sold	1,680,191
Receivable for investments sold	1,977,631
Receivable for sales of TBA securities (Note 1)	9,388,313
Receivable for variation margin on futures contracts (Note 1)	17,650
Receivable for variation margin on centrally cleared swap contracts (Note 1)	272,418
Unrealized appreciation on forward premium swap option contracts (Note 1)	223,087
Unrealized appreciation on OTC swap contracts (Note 1)	1,289,432
Premium paid on OTC swap contracts (Note 1)	1,091,446
Total assets	349,395,610

Liabilities
Payable for investments purchased	948,749
Payable for purchases of delayed delivery securities (Note 1)	110,387
Payable for purchases of TBA securities (Note 1)	54,888,395
Payable for shares of the fund repurchased	227,989
Payable for compensation of Manager (Note 2)	78,535
Payable for custodian fees (Note 2)	71,600
Payable for investor servicing fees (Note 2)	28,290
Payable for Trustee compensation and expenses (Note 2)	161,376
Payable for administrative services (Note 2)	959
Payable for distribution fees (Note 2)	23,541
Payable for variation margin on futures contracts (Note 1)	32,263
Payable for variation margin on centrally cleared swap contracts (Note 1)	234,805
Unrealized depreciation on OTC swap contracts (Note 1)	574,531
Premium received on OTC swap contracts (Note 1)	3,571,107
Unrealized depreciation on forward premium swap option contracts (Note 1)	705,334
Written options outstanding, at value (premiums $11,507,031) (Note 1)	13,438,494
TBA sale commitments, at value (proceeds receivable $24,801,543) (Note 1)	24,820,156
Collateral on certain derivative contracts, at value (Notes 1 and 9)	1,417,515
Other accrued expenses	99,677
Total liabilities	101,433,703

Net assets	$247,961,907

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$282,080,815
Total distributable earnings (Note 1)	(34,118,908)
Total — Representing net assets applicable to capital shares outstanding	$247,961,907

Computation of net asset value Class IA
Net assets	$130,756,966
Number of shares outstanding	11,650,036
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.22

Computation of net asset value Class IB
Net assets	$117,204,941
Number of shares outstanding	10,545,166
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.11

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 29

Statement of operations
Six months ended 6/30/19 (Unaudited)

Investment income
Interest (including interest income of $354,213 from investments in affiliated issuers) (Note 5)	$5,351,022
Total investment income	5,351,022

Expenses
Compensation of Manager (Note 2)	459,709
Investor servicing fees (Note 2)	82,938
Custodian fees (Note 2)	32,612
Trustee compensation and expenses (Note 2)	5,840
Distribution fees (Note 2)	135,992
Administrative services (Note 2)	3,075
Auditing and tax fees	55,181
Other	35,816
Total expenses	811,163

Expense reduction (Note 2)	(69)
Net expenses	811,094

Net investment income	4,539,928

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(86,928)
Futures contracts (Note 1)	2,783,832
Swap contracts (Note 1)	1,456,172
Written options (Note 1)	114,149
Total net realized gain	4,267,225
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	8,477,518
Futures contracts	(76,704)
Swap contracts	1,446,395
Written options	196,883
Total change in net unrealized appreciation	10,044,092

Net gain on investments	14,311,317

Net increase in net assets resulting from operations	$18,851,245

The accompanying notes are an integral part of these financial statements.

30 Putnam VT Income Fund

Statement of changes in net assets

	Six months
	ended	Year ended
	6/30/19*	12/31/18
Increase (decrease) in net assets
Operations:
Net investment income	$4,539,928	$10,003,622
Net realized gain (loss) on investments	4,267,225	(1,854,786)
Change in net unrealized appreciation (depreciation) of investments	10,044,092	(7,590,126)
Net increase in net assets resulting from operations	18,851,245	558,710
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(4,420,044)	(4,285,332)
Class IB	(3,496,355)	(3,347,903)
Net realized short-term gain on investments
Class IA	(902,283)	—
Class IB	(769,393)	—
Increase (decrease) from capital share transactions (Note 4)	9,520,082	(15,281,413)
Total increase (decrease) in net assets	18,783,252	(22,355,938)
Net assets:
Beginning of period	229,178,655	251,534,593
End of period	$247,961,907	$229,178,655

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 31

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
6/30/19†	$10.81	.22	.66	.88	(.39)	(.08)	(.47)	—	$11.22	8.29*	$130,757	.28*	1.97*	222*
12/31/18	11.13	.46	(.42)	.04	(.36)	—	(.36)	—	10.81	.37	125,244.59		4.28	566
12/31/17	11.01	.45	.18	.63	(.51)	—	(.51)	—[g]	11.13	5.90	135,029.58		4.08	848
12/31/16	11.29	.48	(.24)	.24	(.52)	—	(.52)	—	11.01	2.27	142,226	.58[f]	4.38[f]	974
12/31/15	12.01	.44	(.57)	(.13)	(.59)	—	(.59)	—	11.29	(1.19)	157,239.56		3.74	868
12/31/14	12.01	.54	.24	.78	(.78)	—	(.78)	—	12.01	6.68	185,043.58		4.51	455
Class IB
6/30/19†	$10.70	.20	.65	.85	(.36)	(.08)	(.44)	—	$11.11	8.10*	$117,205	.41*	1.85*	222*
12/31/18	11.01	.43	(.41)	.02	(.33)	—	(.33)	—	10.70	.20	103,935.84		4.03	566
12/31/17	10.90	.42	.17	.59	(.48)	—	(.48)	—[g]	11.01	5.59	116,506.83		3.83	848
12/31/16	11.18	.45	(.24)	.21	(.49)	—	(.49)	—	10.90	2.00	105,304	.83[f]	4.12[f]	974
12/31/15	11.90	.40	(.56)	(.16)	(.56)	—	(.56)	—	11.18	(1.46)	109,874.81		3.49	868
12/31/14	11.90	.51	.24	.75	(.75)	—	(.75)	—	11.90	6.46	124,149.83		4.25	455

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

g Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Barclays Capital, Inc. which amounted to less than $0.01 per share outstanding on November 20, 2017.

The accompanying notes are an integral part of these financial statements.

32 Putnam VT Income Fund

Notes to financial statements 6/30/19

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2019 through June 30, 2019.

Putnam VT Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek high current income consistent with what Putnam Management believes to be prudent risk. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized

Putnam VT Income Fund 33

gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to hedge treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and

34 Putnam VT Income Fund

for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $542,235 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,377,022 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,270,092 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2018, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$38,091,145	$—	$38,091,145

The aggregate identified cost on a tax basis is $295,841,102, resulting in gross unrealized appreciation and depreciation of $15,087,232 and $19,490,930, respectively, or net unrealized depreciation of $4,403,698.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the

Putnam VT Income Fund 35

Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 30.3% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.194% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2021, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$44,537
Class IB	38,401
Total	$82,938

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $69 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $169, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments (Long-term)	$583,221,953	$545,057,475
U.S. government securities
(Long-term)	—	—
Total	$583,221,953	$545,057,475

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

36 Putnam VT Income Fund

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/19		Year ended 12/31/18		Six months ended 6/30/19		Year ended 12/31/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	462,838	$5,071,287	954,930	$10,334,231	1,598,053	$17,323,855	1,993,948	$21,331,723
Shares issued in connection with
reinvestment of distributions	494,640	5,322,327	400,873	4,285,332	400,164	4,265,748	315,840	3,347,903
	957,478	10,393,614	1,355,803	14,619,563	1,998,217	21,589,603	2,309,788	24,679,626
Shares repurchased	(892,893)	(9,763,173)	(1,906,164)	(20,577,682)	(1,169,629)	(12,699,962)	(3,173,588)	(34,002,920)
Net increase (decrease)	64,585	$630,441	(550,361)	$(5,958,119)	828,588	$8,889,641	(863,800)	$(9,323,294)

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/18	Purchase cost	Sale proceeds	Investment income	6/30/19
Short-term investments
Putnam Short Term Investment Fund*	$30,294,386	$36,956,222	$37,614,465	$354,213	$29,636,143
Total Short-term investments	$30,294,386	$36,956,222	$37,614,465	$354,213	$29,636,143

*Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$27,400,000
Purchased swap option contracts (contract amount)	$587,300,000
Written TBA commitment option contracts (contract amount)	$34,300,000
Written swap option contracts (contract amount)	$497,000,000
Futures contracts (number of contracts)	800
Centrally cleared interest rate swap contracts (notional)	$370,100,000
OTC total return swap contracts (notional)	$25,900,000
Centrally cleared total return swap contracts (notional)	$4,300,000
OTC credit default contracts (notional)	$52,000,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$786,594	Payables	$2,481,866
Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	21,550,106*	Unrealized depreciation	18,377,758*
Total		$22,336,700		$20,859,624

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Putnam VT Income Fund 37

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$731,112	$731,112
Interest rate contracts	(532,022)	2,783,832	725,060	2,976,870
Total	$(532,022)	$2,783,832	$1,456,172	$3,707,982

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$1,425,311	$1,425,311
Interest rate contracts	293,469	(76,704)	21,084	237,849
Total	$293,469	$(76,704)	$1,446,395	$1,663,160

Note 8 — New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The adoption of these amendments is not material to the financial statements.

38 Putnam VT Income Fund

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Putnam VT Income Fund 39

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$269,209	$—	$—	$—	$—	$—	$—	$—	$—	$269,209
OTC Total return swap contracts*#	—	33,778	—	5,534	—	4,054	14,226	1,931	3,796	—	—	63,319
Centrally cleared total return
swap contracts§	—	—	3,209	—	—	—	—	—	—	—	—	3,209
OTC Credit default contracts —
protection sold*#	—	—	—	—	44	10,188	5,936	—	11,200	523	524	28,415
OTC Credit default contracts —
protection purchased*#	—	—	—	—	153,597	180,728	122,550	—	184,749	56,396	60,159	758,179
Futures contracts§	—	—	—	—	—	—	—	—	17,650	—	—	17,650
Forward premium swap
option contracts#	63,704	—	—	17,755	—	—	12,830	105,834	—	—	22,964	223,087
Purchased swap options**#	4,866,679	52,222	—	11,336	—	—	2,390,448	3,083,794	—	—	5,947,824	16,352,303
Purchased options**#	—	—	—	—	—	—	—	68	—	—	—	68
Total Assets	$4,930,383	$86,000	$272,418	$34,625	$153,641	$194,970	$2,545,990	$3,191,627	$217,395	$56,919	$6,031,471	$17,715,439
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	233,956	—	—	—	—	—	—	—	—	233,956
OTC Total return swap contracts*#	1,594	90,736	—	—	—	13,635	24,410	719	1,713	—	—	132,807
Centrally cleared total return
swap contracts§	—	—	849	—	—	—	—	—	—	—	—	849
OTC Credit default contracts —
protection sold*#	58,442	—	—	—	197,439	662,609	311,452	—	944,704	71,807	234,964	2,481,417
OTC Credit default contracts —
protection purchased*#	—	—	—	—	449	—	—	—	—	—	—	449
Futures contracts§	—	—	—	—	—	—	—	—	32,263	—	—	32,263
Forward premium swap
option contracts#	46,808	—	—	59,745	—	—	47,222	486,655	—	—	64,904	705,334
Written swap options#	3,839,900	54,359	—	5,726	—	—	1,645,824	2,245,883	—	—	5,646,786	13,438,478
Written options#	—	—	—	—	—	—	—	16	—	—	—	16
Total Liabilities	$3,946,744	$145,095	$234,805	$65,471	$197,888	$676,244	$2,028,908	$2,733,273	$978,680	$71,807	$5,946,654	$17,025,569
Total Financial and Derivative
Net Assets	$983,639	$(59,095)	$37,613	$(30,846)	$(44,247)	$(481,274)	$517,082	$458,354	$(761,285)	$(14,888)	$84,817	$689,870
Total collateral received (pledged)†##	$983,639	$—	$—	$(30,846)	$—	$(424,020)	$517,082	$410,000	$(730,338)	$—	$(2,994)
Net amount	$—	$(59,095)	$37,613	$—	$(44,247)	$(57,254)	$—	$48,354	$(30,947)	$(14,888)	$87,811
Controlled collateral received (including
TBA commitments)**	$1,007,515	$—	$—	$—	$—	$—	$—	$410,000	$—	$—	$—	$1,417,515
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$542,235	$—	$—	$—	$—	$542,235
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$(112,740)	$—	$(424,020)	$—	$—	$(730,338)	$—	$(2,994)	$(1,270,092)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $676,468 and $953,557, respectively.

40 Putnam VT Income Fund	Putnam VT Income Fund 41

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2019, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2019, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2019 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2019. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the funds’ current fee arrangements under the management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2018. These expense limitations were: (i) a contractual expense limitation applicable to all open-end funds of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e.,

42 Putnam VT Income Fund

all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2018. Putnam Management and PSERV have agreed to maintain these expense limitations until at least April 30, 2021. The support of Putnam Management and PSERV for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2018. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2018 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients, including defined benefit pension and profit-sharing plans and sub-advised mutual funds. This information included, in cases where an institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, after a strong start to the year, 2018 was a mixed year for The Putnam Funds, with the Putnam open-end Funds’ performance, on an asset-weighted basis, ranking in the 54th percentile of their Lipper Inc. (“Lipper”) peers (excluding those Putnam funds that are evaluated based on their total returns versus selected investment benchmarks). The Trustees also noted that The Putnam Funds were ranked by the Barron’s/Lipper Fund Families survey as the 41st-best performing mutual fund complex out of 57 complexes for the one-year period ended December 31, 2018 and the 29th-best performing mutual fund complex out of 55 complexes for the five-year period ended December 31, 2018. The Trustees observed that The Putnam Funds’ performance over the longer-term continued to be strong, ranking 6th out of 49 mutual fund complexes in the survey over the ten-year period ended 2018. In addition, the Trustees noted that 22 of the funds were four-or five-star rated by Morningstar Inc. at the end of 2018. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2018 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund,

Putnam VT Income Fund 43

the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) – Core Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2018 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
1st	1st	1st

For the one-year and three-year periods ended December 31, 2018, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2018, there were 109, 101 and 95 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires in 2018 to strengthen its investment team.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

44 Putnam VT Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisor	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	Robert E. Patterson
George Putnam, III
Marketing Services	Legal Counsel	Robert L. Reynolds
Putnam Retail Management	Ropes & Gray LLP	Manoj P. Singh
100 Federal Street
Boston, MA 02110

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Income Fund 45

This report has been prepared for the shareholders	TR512
of Putnam VT Income Fund.	VTSA035 317448 8/19

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 27, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 27, 2019